July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Long Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	$439	$ 313,007
5.40%, 10/01/48	800	677,891
		990,898
Aerospace & Defense — 2.7%
Boeing Co.
6.63%, 02/15/38	200	213,427
3.55%, 03/01/38	1,250	1,017,371
3.50%, 03/01/39	850	677,728
6.88%, 03/15/39	450	491,866
5.88%, 02/15/40	500	499,853
5.71%, 05/01/40	2,859	2,822,710
3.38%, 06/15/46	463	312,370
3.65%, 03/01/47	450	312,692
3.63%, 03/01/48	620	426,083
3.85%, 11/01/48	324	229,337
3.90%, 05/01/49	770	548,070
3.75%, 02/01/50	1,197	833,532
5.81%, 05/01/50	5,513	5,204,336
6.86%, 05/01/54	2,150	2,303,365
3.83%, 03/01/59	300	196,486
3.95%, 08/01/59	1,125	753,757
5.93%, 05/01/60	3,048	2,840,619
7.01%, 05/01/64	1,260	1,361,842
Embraer Netherlands Finance BV, 5.40%, 01/09/38	600	570,884
General Dynamics Corp.
4.25%, 04/01/40	1,004	877,570
2.85%, 06/01/41	497	358,364
3.60%, 11/15/42	500	383,666
4.25%, 04/01/50	588	469,100
General Electric Co.
5.88%, 01/14/38	900	934,559
4.50%, 03/11/44(a)	600	515,688
4.35%, 05/01/50	450	364,948
Series A, 6.88%, 01/10/39	650	731,827
Honeywell Aerospace, Inc.(b)
5.62%, 03/16/46	1,360	1,294,193
5.73%, 03/16/56	2,950	2,804,852
5.85%, 03/16/66	1,725	1,639,763
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	500	518,182
L3Harris Technologies, Inc.(a)
6.15%, 12/15/40	270	278,921
5.05%, 04/27/45	458	409,295
5.60%, 07/31/53	515	478,925
5.50%, 08/15/54	680	625,360
Lockheed Martin Corp.
5.72%, 06/01/40(a)	300	305,976
4.07%, 12/15/42	1,261	1,027,717
3.80%, 03/01/45	1,268	966,487
4.70%, 05/15/46	1,370	1,171,569
2.80%, 06/15/50	675	403,421
4.09%, 09/15/52	1,563	1,171,187
4.15%, 06/15/53	660	498,269
5.70%, 11/15/54(a)	1,125	1,078,587
5.20%, 02/15/55(a)	960	857,369
4.30%, 06/15/62(a)	610	451,755
5.90%, 11/15/63	875	854,673
5.20%, 02/15/64	580	504,767
Series B, 6.15%, 09/01/36	475	506,335
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
5.15%, 05/01/40(a)	$500	$ 476,258
5.05%, 11/15/40	300	281,857
4.75%, 06/01/43	1,124	985,202
3.85%, 04/15/45	625	475,392
4.03%, 10/15/47	2,475	1,879,503
5.25%, 05/01/50(a)	979	876,873
4.95%, 03/15/53(a)	1,270	1,083,753
5.20%, 06/01/54(a)	1,300	1,151,374
RTX Corp.
6.13%, 07/15/38	550	579,452
4.45%, 11/16/38	1,013	914,775
5.70%, 04/15/40	515	517,143
4.88%, 10/15/40	563	520,902
4.70%, 12/15/41	426	381,651
4.50%, 06/01/42	3,974	3,425,320
4.80%, 12/15/43	350	307,736
4.15%, 05/15/45	813	645,917
3.75%, 11/01/46	1,120	824,108
4.35%, 04/15/47	1,229	983,127
4.05%, 05/04/47	738	564,742
4.63%, 11/16/48	1,936	1,602,056
3.13%, 07/01/50	1,153	731,346
2.82%, 09/01/51	763	449,261
3.03%, 03/15/52	1,300	795,762
5.38%, 02/27/53	1,290	1,178,944
6.40%, 03/15/54	1,555	1,625,345
		67,357,452
Automobile Components(a) — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,628	952,902
4.15%, 05/01/52	1,263	899,920
BorgWarner, Inc., 4.38%, 03/15/45	570	458,627
Lear Corp.
5.25%, 05/15/49	763	659,964
3.55%, 01/15/52	376	242,180
		3,213,593
Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	475	430,226
2.60%, 09/01/50	713	407,501
5.45%, 02/20/54(a)	960	892,196
Ford Motor Co.
4.75%, 01/15/43	1,900	1,455,876
7.40%, 11/01/46(a)	475	483,318
5.29%, 12/08/46(a)	1,300	1,039,100
General Motors Co.
5.15%, 04/01/38	1,013	943,961
6.25%, 10/02/43(a)	1,408	1,369,420
5.20%, 04/01/45	1,254	1,071,296
6.75%, 04/01/46	617	629,434
5.40%, 04/01/48(a)	1,107	957,484
5.95%, 04/01/49(a)	963	891,833
		10,571,645
Banks — 7.5%
Bank of America Corp.
6.11%, 01/29/37	2,200	2,265,670
7.75%, 05/14/38	1,150	1,331,820
5.88%, 02/07/42	1,261	1,267,886
5.00%, 01/21/44	1,936	1,752,362
4.88%, 04/01/44	429	383,366

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	$2,205	$ 1,349,553
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	3,639	2,727,703
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	975	579,399
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	5,489	3,861,894
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	1,296	968,524
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	1,729	1,473,096
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	2,859	2,252,912
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	2,293	2,044,732
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	1,628	1,322,245
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	5,485	4,124,572
Series L, 4.75%, 04/21/45(a)	626	537,299
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	1,016	683,663
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	1,200	1,236,269
Barclays PLC
5.25%, 08/17/45	1,475	1,335,579
4.95%, 01/10/47	1,478	1,257,173
(1-day SOFR + 1.83%), 5.86%, 08/11/46(c)	1,120	1,069,860
(1-day SOFR + 2.42%), 6.04%, 03/12/55(a)(c)	700	686,996
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	928	671,159
(1-year CMT + 1.70%), 3.81%, 03/10/42(c)	1,250	958,406
Citigroup, Inc.
6.13%, 08/25/36	500	507,895
8.13%, 07/15/39	975	1,189,531
5.88%, 01/30/42	823	820,941
6.68%, 09/13/43	738	781,059
5.30%, 05/06/44	863	782,504
4.65%, 07/30/45	1,670	1,411,386
4.75%, 05/18/46	2,118	1,737,133
(1-day SOFR + 1.38%), 2.90%, 11/03/42(a)(c)	1,409	987,906
(1-day SOFR + 1.75%), 5.61%, 03/04/56(a)(c)	1,700	1,590,003
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	1,440	1,382,378
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	1,600	1,355,820
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,300	1,249,964
5.25%, 08/04/45	1,197	1,071,994
Series BKNT, 5.25%, 05/24/41	1,449	1,391,966
Fifth Third Bancorp, 8.25%, 03/01/38	475	566,280
Goldman Sachs Group, Inc.
6.75%, 10/01/37	4,974	5,279,610
6.25%, 02/01/41	2,354	2,420,869
4.80%, 07/08/44	1,661	1,415,238
5.15%, 05/22/45	2,343	2,041,316
4.75%, 10/21/45	1,725	1,445,106
(1-day SOFR + 1.32%), 5.54%, 01/21/47(c)	2,775	2,553,420
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	1,834	1,275,800
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	2,279	1,651,533
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	2,900	2,689,217
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	2,054	1,503,612
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	2,820	2,619,635
(1-day SOFR + 1.82%), 6.22%, 07/21/57(c)	3,475	3,440,118
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	2,459	2,094,278
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	$1,404	$ 1,231,793
HSBC Bank USA N.A., Series BKNT, 7.00%, 01/15/39	511	562,494
HSBC Holdings PLC
6.50%, 09/15/37	2,265	2,376,123
6.80%, 06/01/38	1,050	1,127,015
6.10%, 01/14/42(a)	1,029	1,055,995
5.25%, 03/14/44(a)	2,118	1,929,853
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	2,215	2,274,427
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,742,888
5.50%, 10/15/40	1,259	1,242,202
5.60%, 07/15/41	904	891,836
5.40%, 01/06/42	429	412,598
5.63%, 08/16/43(a)	1,913	1,856,791
4.85%, 02/01/44	1,026	905,833
4.95%, 06/01/45	1,836	1,610,843
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	1,390	1,323,236
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	3,841	2,520,763
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	2,909	1,839,784
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(c)	2,608	1,921,763
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	1,750	1,300,819
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	1,993	1,359,440
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	2,800	2,412,412
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	3,473	2,614,187
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	1,513	1,153,195
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	1,904	1,503,213
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	1,761	1,321,023
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	821	737,530
4.34%, 01/09/48	1,551	1,216,928
(1-year CMT + 0.82%), 5.67%, 02/10/47(c)	800	753,838
(5-year CMT + 1.50%), 3.37%, 12/14/46(c)	1,500	1,059,557
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	488	442,940
4.15%, 03/07/39(a)	450	394,091
3.75%, 07/18/39	1,432	1,184,466
(1-year CMT + 0.93%), 6.05%, 07/24/47(c)	600	594,847
(1-year CMT + 0.98%), 5.87%, 04/21/47(c)	1,265	1,227,968
Morgan Stanley
3.97%, 07/22/38(c)	2,479	2,115,853
6.38%, 07/24/42	399	416,330
4.30%, 01/27/45	2,854	2,301,462
4.38%, 01/22/47	2,750	2,198,214
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(c)	2,364	1,386,205
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	2,750	2,022,689
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	2,585	2,367,135
(1-day SOFR + 1.78%), 5.90%, 03/13/47(c)	2,800	2,712,052
(1-day SOFR + 4.84%), 5.60%, 03/24/51(c)	1,804	1,681,271
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	1,389	1,238,288
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC, (1-year CMT + 1.30%), 5.91%, 03/03/47(c)	$1,000	$ 937,153
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	467,401
Regions Financial Corp., 7.38%, 12/10/37	100	111,338
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	333,495
2.93%, 09/17/41	1,355	951,196
3.05%, 01/14/42	650	469,525
6.18%, 07/13/43(a)	825	841,642
5.84%, 07/09/44	900	869,871
(1-day SOFR + 1.36%), 5.57%, 01/15/47(a)(c)	790	741,148
(1-day SOFR + 1.53%), 5.75%, 07/07/47(c)	400	382,705
(1-day SOFR + 1.78%), 5.80%, 07/08/46(c)	1,050	997,051
UBS AG, 4.50%, 06/26/48	925	761,065
UBS Group AG, 4.88%, 05/15/45	2,007	1,740,945
Wells Fargo & Co.
5.38%, 11/02/43	1,195	1,085,555
5.61%, 01/15/44	2,617	2,431,239
4.65%, 11/04/44	1,745	1,426,194
3.90%, 05/01/45	2,328	1,763,582
4.90%, 11/17/45	1,918	1,610,369
4.40%, 06/14/46	2,106	1,644,794
4.75%, 12/07/46	2,400	1,957,660
(1-day SOFR + 1.23%), 5.43%, 01/23/47(c)	2,700	2,485,544
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	3,356	2,691,646
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	3,909	2,886,323
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	5,458	4,683,415
Wells Fargo Bank N.A.
5.95%, 08/26/36	325	332,236
Series BKNT, 5.85%, 02/01/37	1,350	1,364,047
Series BKNT, 6.60%, 01/15/38	1,200	1,279,110
Westpac Banking Corp.
4.42%, 07/24/39	979	855,124
2.96%, 11/16/40	1,225	879,714
3.13%, 11/18/41	1,001	717,957
		188,639,884
Beverages — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	8,463	7,400,051
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	513	438,414
4.90%, 02/01/46	1,538	1,342,161
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	879	802,616
8.20%, 01/15/39	753	923,365
5.45%, 01/23/39	1,829	1,813,880
4.95%, 01/15/42	1,688	1,539,381
4.60%, 04/15/48	650	546,462
4.44%, 10/06/48	3,048	2,457,850
5.55%, 01/23/49	4,089	3,855,010
4.50%, 06/01/50	600	515,062
4.75%, 04/15/58	1,075	885,345
5.80%, 01/23/59(a)	1,529	1,481,685
Brown-Forman Corp.
4.00%, 04/15/38	613	536,173
4.50%, 07/15/45(a)	550	450,479
Coca-Cola Co.
2.50%, 06/01/40	979	697,646
2.88%, 05/05/41	738	544,293
4.20%, 03/25/50	375	296,365
2.60%, 06/01/50	1,504	877,642
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
3.00%, 03/05/51	$1,570	$ 986,358
2.50%, 03/15/51(a)	2,013	1,135,226
5.30%, 05/13/54	950	875,273
5.20%, 01/14/55(a)	1,525	1,383,309
2.75%, 06/01/60(a)	1,850	1,010,061
5.40%, 05/13/64	1,330	1,215,808
Coca-Cola Femsa SAB de C.V., 5.25%, 11/26/43	550	511,712
Constellation Brands, Inc.
4.50%, 05/09/47	725	580,946
4.10%, 02/15/48	663	498,355
5.25%, 11/15/48	400	354,133
3.75%, 05/01/50	513	360,404
Diageo Capital PLC
5.88%, 09/30/36(a)	400	412,585
3.88%, 04/29/43	731	565,548
Diageo Investment Corp., 4.25%, 05/11/42(a)	763	631,523
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	476,306
4.42%, 12/15/46	363	282,645
5.09%, 05/25/48	225	190,749
3.80%, 05/01/50	1,013	691,964
3.35%, 03/15/51	663	416,187
4.50%, 04/15/52	1,113	856,636
Maple Parent Holdings Corp., 6.63%, 03/26/56(a)(b)	650	656,454
Molson Coors Beverage Co.
5.00%, 05/01/42	1,200	1,050,466
4.20%, 07/15/46(a)	1,718	1,311,441
PepsiCo, Inc.
5.50%, 01/15/40	450	449,339
3.50%, 03/19/40	450	363,041
4.88%, 11/01/40	250	233,395
2.63%, 10/21/41	1,063	737,246
4.00%, 03/05/42	400	327,955
3.60%, 08/13/42	350	270,326
4.25%, 10/22/44	250	207,164
4.45%, 04/14/46	950	795,314
3.45%, 10/06/46	866	617,366
4.00%, 05/02/47	450	348,389
3.38%, 07/29/49	375	255,037
2.88%, 10/15/49	1,063	663,717
3.63%, 03/19/50	1,229	873,309
2.75%, 10/21/51	943	556,798
4.20%, 07/18/52	325	253,163
4.65%, 02/15/53	500	418,483
5.25%, 07/17/54(a)	600	551,988
3.88%, 03/19/60	525	373,164
		52,153,163
Biotechnology — 1.7%
Amgen, Inc.
6.38%, 06/01/37	400	425,383
6.40%, 02/01/39	300	316,363
3.15%, 02/21/40	1,854	1,401,593
5.75%, 03/15/40	350	349,770
2.80%, 08/15/41	1,411	989,234
4.95%, 10/01/41	650	592,364
5.15%, 11/15/41	663	613,866
5.65%, 06/15/42	350	339,709
5.60%, 03/02/43	2,375	2,276,607
4.40%, 05/01/45	2,470	2,008,820
5.50%, 02/19/46	875	816,492
4.56%, 06/15/48	1,038	839,352

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
3.38%, 02/21/50	$2,029	$ 1,364,328
4.66%, 06/15/51	2,828	2,283,864
3.00%, 01/15/52(a)	985	601,263
4.20%, 02/22/52	1,210	904,028
4.88%, 03/01/53	800	666,773
5.65%, 03/02/53	4,025	3,743,909
2.77%, 09/01/53	1,879	1,047,057
5.65%, 02/19/56(a)	435	405,938
4.40%, 02/22/62	2,025	1,500,402
5.75%, 03/02/63	2,140	1,974,186
Baxalta, Inc., 5.25%, 06/23/45	302	272,916
Biogen, Inc.
5.20%, 09/15/45	1,150	1,025,281
3.15%, 05/01/50	1,662	1,037,384
3.25%, 02/15/51	461	287,350
6.45%, 05/15/55(a)	450	460,252
Gilead Sciences, Inc.
4.00%, 09/01/36	750	673,032
2.60%, 10/01/40	1,030	727,107
5.65%, 12/01/41	819	810,183
4.80%, 04/01/44	1,786	1,561,537
4.50%, 02/01/45	1,753	1,465,884
4.75%, 03/01/46	2,618	2,243,431
4.15%, 03/01/47	1,803	1,411,148
2.80%, 10/01/50	1,594	952,411
5.55%, 10/15/53(a)	1,050	985,630
5.50%, 11/15/54	1,050	977,545
5.60%, 11/15/64	700	648,616
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	791	457,925
Royalty Pharma PLC
3.30%, 09/02/40	1,054	794,330
3.55%, 09/02/50	975	649,060
3.35%, 09/02/51	488	310,497
5.90%, 09/02/54	400	379,069
5.95%, 09/25/55	450	430,226
		44,022,115
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50(a)	513	421,337
Building Materials — 0.5%
Amrize Finance U.S. LLC, 4.75%, 09/22/46	600	504,522
Carlisle Cos., Inc., 5.55%, 09/15/40	450	433,858
Carrier Global Corp.
3.38%, 04/05/40	1,629	1,261,394
3.58%, 04/05/50	1,342	924,657
6.20%, 03/15/54(a)	586	595,075
CRH America Finance, Inc.
5.88%, 01/09/55	570	549,313
5.60%, 02/09/56(a)	460	427,403
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a)	338	264,510
Johnson Controls International PLC
4.63%, 07/02/44	370	313,434
4.50%, 02/15/47	578	473,874
4.95%, 07/02/64(d)	390	319,829
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	471,019
3.20%, 07/15/51	625	388,475
5.50%, 12/01/54(a)	895	808,827
Masco Corp.(a)
4.50%, 05/15/47	250	200,664
3.13%, 02/15/51	322	198,959
Security	Par (000)	Value
Building Materials (continued)
Owens Corning
7.00%, 12/01/36	$500	$ 550,304
4.30%, 07/15/47	650	504,916
4.40%, 01/30/48	329	258,312
5.95%, 06/15/54(a)	585	561,357
Trane Technologies Financing Ltd.
4.65%, 11/01/44(a)	600	513,262
4.50%, 03/21/49	288	234,792
Trane Technologies Holdco, Inc.
5.75%, 06/15/43	500	497,294
4.30%, 02/21/48	163	129,887
Vulcan Materials Co.
4.50%, 06/15/47	738	602,055
4.70%, 03/01/48	600	496,965
5.70%, 12/01/54(a)	675	633,084
		13,118,041
Building Products — 1.2%
Home Depot, Inc.
5.88%, 12/16/36	2,500	2,596,260
3.30%, 04/15/40(a)	1,511	1,177,150
5.40%, 09/15/40	463	452,362
5.95%, 04/01/41	938	963,003
4.20%, 04/01/43	945	776,580
4.88%, 02/15/44	650	575,269
4.40%, 03/15/45	1,036	852,163
4.25%, 04/01/46	1,629	1,300,889
3.90%, 06/15/47	1,194	895,826
4.50%, 12/06/48	1,029	837,016
3.13%, 12/15/49	1,396	890,313
3.35%, 04/15/50	1,498	995,590
2.38%, 03/15/51	1,495	800,582
2.75%, 09/15/51	1,038	600,499
3.63%, 04/15/52	1,508	1,036,460
4.95%, 09/15/52(a)	655	561,996
5.30%, 06/25/54(a)	1,505	1,354,883
3.50%, 09/15/56	1,700	1,112,165
5.40%, 06/25/64(a)	440	395,235
Lowe’s Cos., Inc.
5.00%, 04/15/40	329	304,341
2.80%, 09/15/41	1,413	975,698
4.65%, 04/15/42	200	171,701
4.38%, 09/15/45	429	341,387
3.70%, 04/15/46	1,650	1,183,329
4.05%, 05/03/47	1,579	1,180,728
4.55%, 04/05/49	550	435,995
5.13%, 04/15/50	300	256,382
3.00%, 10/15/50	1,919	1,150,751
3.50%, 04/01/51	629	414,180
4.25%, 04/01/52	1,358	1,010,485
5.63%, 04/15/53(a)	1,495	1,370,361
5.75%, 07/01/53	455	422,738
4.45%, 04/01/62	1,725	1,265,849
5.80%, 09/15/62	975	897,673
5.85%, 04/01/63	450	417,602
		29,973,441
Chemicals — 1.2%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	733	528,117
2.80%, 05/15/50(a)	1,059	648,510
CF Industries, Inc.
4.95%, 06/01/43	663	579,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
CF Industries, Inc. (continued)
5.38%, 03/15/44	$613	$ 559,839
Dow Chemical Co.
9.40%, 05/15/39	629	808,220
5.25%, 11/15/41	826	732,097
4.38%, 11/15/42	1,063	839,949
4.63%, 10/01/44	250	198,107
5.55%, 11/30/48	829	713,500
4.80%, 05/15/49	629	485,728
3.60%, 11/15/50(a)	1,563	1,005,727
6.90%, 05/15/53(a)	850	867,198
5.60%, 02/15/54(a)	650	557,927
5.95%, 03/15/55	550	496,776
DuPont de Nemours, Inc.
5.32%, 11/15/38	838	806,474
5.42%, 11/15/48	1,145	1,032,175
Eastman Chemical Co.
4.80%, 09/01/42(a)	388	333,703
4.65%, 10/15/44	1,029	847,914
Ecolab, Inc.
3.95%, 12/01/47	450	342,999
2.13%, 08/15/50(a)	810	415,250
2.70%, 12/15/51	1,216	703,798
2.75%, 08/18/55	800	448,877
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	540,461
5.00%, 09/26/48(a)	363	306,642
Linde, Inc.
3.55%, 11/07/42	725	554,579
2.00%, 08/10/50	333	168,399
LYB International Finance BV
5.25%, 07/15/43	800	685,632
4.88%, 03/15/44	813	661,827
LYB International Finance III LLC
3.38%, 10/01/40	841	605,733
4.20%, 10/15/49	966	678,889
4.20%, 05/01/50	1,213	852,896
3.63%, 04/01/51(a)	953	609,822
3.80%, 10/01/60(a)	555	337,851
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	995	732,470
Mosaic Co.(a)
4.88%, 11/15/41	425	370,180
5.63%, 11/15/43	520	477,674
Nutrien Ltd.
5.88%, 12/01/36	660	668,099
5.63%, 12/01/40	350	339,889
6.13%, 01/15/41	275	280,502
4.90%, 06/01/43	413	358,326
5.25%, 01/15/45	420	377,651
5.00%, 04/01/49	520	443,747
3.95%, 05/13/50	813	587,193
5.80%, 03/27/53(a)	810	768,883
RPM International, Inc.
5.25%, 06/01/45	263	234,615
4.25%, 01/15/48	325	250,449
Sherwin-Williams Co.
4.55%, 08/01/45	500	413,512
4.50%, 06/01/47	1,104	895,407
3.80%, 08/15/49	577	414,745
3.30%, 05/15/50	400	258,605
2.90%, 03/15/52	725	424,678
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
2.88%, 08/15/41	$495	$ 331,325
5.00%, 08/15/46	620	514,579
4.38%, 11/15/47	665	492,801
3.13%, 08/15/51	520	303,941
6.38%, 11/15/55	550	520,512
3.38%, 08/15/61	470	263,911
		30,678,639
Commercial Services & Supplies — 1.3%
American University, Series 2019, 3.67%, 04/01/49	111	79,751
Brown University, Series A, 2.92%, 09/01/50	610	384,466
California Endowment, Series 2021, 2.50%, 04/01/51(a)	300	170,489
California Institute of Technology
4.70%, 11/01/2111	350	267,472
3.65%, 09/01/2119	1,229	739,451
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122(a)	279	244,252
Claremont Mckenna College, 3.78%, 01/01/2122	100	62,010
Duke University
Series 2020, 2.68%, 10/01/44	125	89,590
Series 2020, 2.83%, 10/01/55	1,280	762,372
Emory University, Series 2020, 2.97%, 09/01/50(a)	288	179,710
Ford Foundation, Series 2020, 2.82%, 06/01/70(a)	820	435,638
GATX Corp.
5.20%, 03/15/44	350	313,279
3.10%, 06/01/51	525	317,536
6.05%, 06/05/54(a)	820	789,330
George Washington University
4.87%, 09/15/45	251	220,567
Series 2014, 4.30%, 09/15/44	163	132,965
Series 2018, 4.13%, 09/15/48	606	470,252
Georgetown University
Series 20A, 2.94%, 04/01/50	202	125,342
Series B, 4.32%, 04/01/49(a)	225	178,580
Global Payments, Inc.
4.15%, 08/15/49	868	606,659
5.95%, 08/15/52(a)	760	688,590
Howard University, Series 22A, 5.21%, 10/01/52	64	51,576
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	172,953
Series A, 2.81%, 01/01/60	150	82,914
Leland Stanford Junior University
3.65%, 05/01/48	695	516,878
2.41%, 06/01/50	600	339,386
Massachusetts Institute of Technology
3.96%, 07/01/38	2,167	1,945,992
3.07%, 04/01/52	130	83,343
5.62%, 06/01/55(a)	700	683,865
5.60%, 07/01/2111	488	454,605
4.68%, 07/01/2114	275	213,902
3.89%, 07/01/2116(a)	300	194,539
Series F, 2.99%, 07/01/50	116	74,572
Series G, 2.29%, 07/01/51	101	54,872
Moody’s Corp.
2.75%, 08/19/41(a)	997	683,075
5.25%, 07/15/44	525	475,853
4.88%, 12/17/48	250	210,058
3.25%, 05/20/50	339	215,058
3.75%, 02/25/52	366	253,243
3.10%, 11/29/61	534	299,578

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	$391	$ 295,710
Northeastern University, Series 2020, 2.89%, 10/01/50	275	173,390
Northwestern University(a)
4.64%, 12/01/44	200	184,019
Series 2017, 3.66%, 12/01/57	1,000	696,177
PayPal Holdings, Inc.
3.25%, 06/01/50	925	612,444
5.05%, 06/01/52(a)	1,305	1,104,831
5.50%, 06/01/54	300	266,262
5.25%, 06/01/62	505	432,843
President and Fellows of Harvard College
4.88%, 10/15/40	200	192,114
3.15%, 07/15/46(a)	1,513	1,052,941
2.52%, 10/15/50	333	192,842
3.75%, 11/15/52	300	217,975
3.30%, 07/15/56	579	374,272
Quanta Services, Inc., 3.05%, 10/01/41	551	394,381
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	804	464,451
S&P Global, Inc.
3.25%, 12/01/49(a)	445	290,352
3.70%, 03/01/52(a)	874	613,553
2.30%, 08/15/60	713	328,862
3.90%, 03/01/62	575	393,034
Thomas Jefferson University, 3.85%, 11/01/57(a)	43	29,436
TR Finance LLC
5.85%, 04/15/40	500	486,994
5.65%, 11/23/43(a)	204	193,167
Trustees of Boston College, 3.13%, 07/01/52	413	269,599
Trustees of Princeton University
5.70%, 03/01/39	263	270,062
4.20%, 03/01/52	1,000	791,191
Series 2020, 2.52%, 07/01/50	346	205,753
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	228	136,166
Series 2020, 2.40%, 10/01/50	674	377,134
University of Chicago
4.00%, 10/01/53	300	229,216
Series 20B, 2.76%, 04/01/45	200	155,014
Series C, 2.55%, 04/01/50	164	103,139
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	375,470
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	298,261
Series 2017, 3.39%, 02/15/48	278	198,317
University of Southern California
3.03%, 10/01/39	780	624,711
2.81%, 10/01/50	63	38,377
4.98%, 10/01/53	365	321,036
5.25%, 10/01/2111	175	151,168
Series 2017, 3.84%, 10/01/47(a)	1,500	1,161,319
Series 21A, 2.95%, 10/01/51	983	607,423
Series A, 3.23%, 10/01/2120(a)	61	32,581
Verisk Analytics, Inc.
5.50%, 06/15/45	225	205,870
3.63%, 05/15/50	397	267,045
Washington University
4.35%, 04/15/2122	129	92,206
Series 2022, 3.52%, 04/15/54	1,450	1,009,235
Security	Par (000)	Value
Commercial Services & Supplies (continued)
William Marsh Rice University
3.57%, 05/15/45	$375	$ 287,210
3.77%, 05/15/55(a)	265	192,683
Yale University, Series 2020, 2.40%, 04/15/50	113	64,695
		31,719,494
Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.50%, 09/01/44	325	299,761
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	1,075	873,118
Mastercard, Inc.
3.80%, 11/21/46	650	487,996
3.95%, 02/26/48	525	396,437
3.65%, 06/01/49	1,038	739,766
3.85%, 03/26/50	1,394	1,026,373
2.95%, 03/15/51(a)	704	433,200
Visa, Inc.
2.70%, 04/15/40	1,129	831,078
4.30%, 12/14/45	3,300	2,719,790
3.65%, 09/15/47	801	590,052
2.00%, 08/15/50(a)	1,886	959,159
Western Union Co., 6.20%, 11/17/36(a)	458	464,439
		9,521,408
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp.
4.13%, 04/03/50(a)	454	335,556
5.50%, 11/01/52	300	271,849
Dollar Tree, Inc., 3.38%, 12/01/51	429	273,028
Target Corp.
6.50%, 10/15/37	400	433,039
7.00%, 01/15/38	455	510,621
4.00%, 07/01/42	1,100	886,247
3.63%, 04/15/46	702	510,453
3.90%, 11/15/47	638	476,131
2.95%, 01/15/52(a)	1,025	623,634
4.80%, 01/15/53(a)	1,025	871,478
Walmart, Inc.
6.50%, 08/15/37	1,000	1,110,493
6.20%, 04/15/38	626	677,730
3.95%, 06/28/38	800	717,761
5.63%, 04/01/40	559	571,120
5.00%, 10/25/40	350	340,045
5.63%, 04/15/41	575	590,267
2.50%, 09/22/41	1,404	976,408
4.00%, 04/11/43	175	143,046
4.30%, 04/22/44(a)	300	257,149
3.63%, 12/15/47(a)	450	337,339
4.05%, 06/29/48	1,893	1,487,949
2.95%, 09/24/49	675	430,595
2.65%, 09/22/51	1,392	816,424
4.50%, 09/09/52	800	660,132
4.50%, 04/15/53(a)	1,500	1,240,152
		15,548,646
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	263	195,554
3.05%, 10/01/51	745	460,375
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	$1,150	$ 1,095,930
Sonoco Products Co., 5.75%, 11/01/40(a)	575	568,290
		2,320,149
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	986	841,583
3.75%, 05/15/46(a)	350	263,601
4.20%, 05/15/47	475	379,464
		1,484,648
Diversified REITs — 0.5%
American Tower Corp.
3.70%, 10/15/49	500	345,894
3.10%, 06/15/50	1,503	926,189
2.95%, 01/15/51	1,395	828,906
Crown Castle, Inc.
2.90%, 04/01/41	1,409	981,507
4.75%, 05/15/47	225	183,439
5.20%, 02/15/49	325	277,566
4.00%, 11/15/49	575	407,431
4.15%, 07/01/50	450	329,914
3.25%, 01/15/51(a)	850	527,987
Equinix, Inc.
3.00%, 07/15/50	514	307,933
2.95%, 09/15/51	375	218,881
3.40%, 02/15/52	360	230,599
Federal Realty OP LP, 4.50%, 12/01/44	500	414,929
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	725	695,264
6.25%, 09/15/54(a)	400	379,123
Kimco Realty OP LLC
4.25%, 04/01/45	500	404,688
4.13%, 12/01/46	250	195,210
4.45%, 09/01/47	408	332,774
3.70%, 10/01/49	413	294,920
Prologis LP
4.38%, 09/15/48	396	315,716
3.05%, 03/01/50	300	189,081
3.00%, 04/15/50	700	437,742
2.13%, 10/15/50	600	305,551
5.25%, 06/15/53	885	797,288
5.25%, 03/15/54	875	787,437
Regency Centers LP
4.40%, 02/01/47(a)	388	315,608
4.65%, 03/15/49	225	186,217
VICI Properties LP(a)
5.63%, 05/15/52	629	551,283
6.13%, 04/01/54	520	485,832
Weyerhaeuser Co., 4.00%, 03/09/52	600	431,221
		13,086,130
Diversified Telecommunication Services — 4.0%
AT&T, Inc.
5.25%, 10/30/36	1,175	1,119,190
5.25%, 03/01/37	1,150	1,093,883
4.90%, 08/15/37	925	853,483
6.30%, 01/15/38	300	307,292
6.55%, 02/15/39(a)	300	314,035
4.85%, 03/01/39	1,500	1,338,798
5.35%, 09/01/40(a)	550	511,451
6.38%, 03/01/41	100	102,371
3.50%, 06/01/41	2,600	1,914,964
5.55%, 08/15/41	600	560,943
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
5.15%, 03/15/42	$400	$ 350,861
4.30%, 12/15/42	1,150	897,817
3.10%, 02/01/43(a)	1,050	715,308
4.65%, 06/01/44	405	325,968
4.80%, 06/15/44	300	244,973
4.35%, 06/15/45	550	417,674
5.55%, 11/01/45	1,125	991,016
5.85%, 04/30/46	1,450	1,319,245
4.75%, 05/15/46	2,000	1,588,136
5.15%, 11/15/46	1,280	1,070,443
5.65%, 02/15/47(a)	700	631,219
5.45%, 03/01/47	600	524,748
4.50%, 03/09/48	1,650	1,241,778
4.55%, 03/09/49	950	715,038
5.15%, 02/15/50	500	415,403
3.65%, 06/01/51	3,250	2,062,192
3.30%, 02/01/52	1,450	853,216
3.50%, 09/15/53	7,664	4,629,237
5.70%, 11/01/54	1,700	1,466,846
3.55%, 09/15/55	7,333	4,397,628
6.00%, 04/30/56	1,575	1,415,570
6.05%, 08/15/56	1,115	1,009,586
6.20%, 10/30/56	1,885	1,742,147
5.70%, 03/01/57(a)	325	288,978
3.80%, 12/01/57	5,899	3,647,951
3.65%, 09/15/59	6,436	3,818,825
3.85%, 06/01/60	1,650	1,021,587
3.50%, 02/01/61	600	342,352
6.30%, 10/30/66	855	786,344
Bell Telephone Co. of Canada or Bell Canada, 5.55%, 02/15/54(a)	850	761,019
Cisco Systems, Inc.
5.90%, 02/15/39	1,784	1,841,789
5.50%, 01/15/40	1,727	1,708,442
5.30%, 02/26/54	1,880	1,683,725
5.50%, 02/24/55(a)	755	698,487
5.35%, 02/26/64	1,010	888,945
Corning, Inc.
4.70%, 03/15/37	500	463,438
5.75%, 08/15/40(a)	275	273,800
4.75%, 03/15/42	525	462,662
5.35%, 11/15/48	395	352,441
3.90%, 11/15/49	363	260,809
4.38%, 11/15/57	795	588,805
5.85%, 11/15/68	296	270,591
5.45%, 11/15/79	1,113	951,036
Juniper Networks, Inc., 5.95%, 03/15/41	313	301,804
Nokia OYJ, 6.63%, 05/15/39	350	352,216
Telefonica Emisiones SA
4.67%, 03/06/38	355	314,308
5.21%, 03/08/47	2,467	2,078,259
4.90%, 03/06/48	1,232	991,084
5.52%, 03/01/49(a)	1,200	1,047,299
TELUS Corp.
4.60%, 11/16/48	500	401,165
4.30%, 06/15/49	200	152,772
Verizon Communications, Inc.
5.25%, 03/16/37	1,250	1,199,194
5.40%, 07/02/37	1,300	1,257,390
4.81%, 03/15/39	1,342	1,205,791
2.65%, 11/20/40	3,138	2,134,966
3.40%, 03/22/41	3,486	2,585,291

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.85%, 09/03/41	$1,588	$ 1,082,738
4.75%, 11/01/41	600	524,920
3.85%, 11/01/42	763	581,936
6.55%, 09/15/43	500	511,641
5.75%, 11/30/45	1,325	1,225,358
4.13%, 08/15/46	1,250	932,924
4.86%, 08/21/46	2,084	1,715,910
5.50%, 03/16/47	500	450,723
4.52%, 09/15/48	1,250	969,171
5.01%, 04/15/49(a)	900	750,639
4.00%, 03/22/50	1,279	920,486
2.88%, 11/20/50(a)	2,923	1,671,584
3.55%, 03/22/51	4,249	2,779,031
3.88%, 03/01/52(a)	1,722	1,182,187
5.50%, 02/23/54(a)	360	318,029
5.01%, 08/21/54	1,100	899,501
4.67%, 03/15/55	900	687,538
5.88%, 11/30/55	3,005	2,745,355
2.99%, 10/30/56	4,014	2,193,099
3.00%, 11/20/60(a)	2,525	1,359,355
3.70%, 03/22/61	3,487	2,184,019
6.00%, 11/30/65	1,850	1,678,346
		99,640,514
Electric Utilities — 11.3%
AEP Texas, Inc.
3.80%, 10/01/47	450	317,407
3.45%, 05/15/51	379	242,177
5.25%, 05/15/52	430	369,818
5.85%, 10/15/55	665	618,110
Series G, 4.15%, 05/01/49	300	220,642
Series H, 3.45%, 01/15/50	463	301,907
AEP Transmission Co. LLC
4.00%, 12/01/46	400	305,745
3.75%, 12/01/47	450	324,844
4.25%, 09/15/48	200	155,522
3.80%, 06/15/49	629	449,067
3.15%, 09/15/49	464	294,768
5.40%, 03/15/53	700	635,605
Series M, 3.65%, 04/01/50	413	287,171
Series N, 2.75%, 08/15/51	379	217,839
Series O, 4.50%, 06/15/52	400	317,182
Alabama Power Co.
6.13%, 05/15/38	179	187,187
6.00%, 03/01/39	450	462,032
3.85%, 12/01/42	600	469,367
4.15%, 08/15/44	375	297,965
3.75%, 03/01/45	768	572,374
4.30%, 01/02/46	213	170,236
3.45%, 10/01/49(a)	570	383,583
3.13%, 07/15/51	921	575,371
3.00%, 03/15/52(a)	875	530,053
Series A, 4.30%, 07/15/48	600	472,901
Series B, 3.70%, 12/01/47(a)	477	341,537
Ameren Illinois Co.
4.15%, 03/15/46	463	364,405
3.70%, 12/01/47	675	487,017
4.50%, 03/15/49	475	382,786
3.25%, 03/15/50	147	96,122
2.90%, 06/15/51	175	105,558
5.90%, 12/01/52	400	391,192
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co. (continued)
5.55%, 07/01/54	$700	$ 648,510
5.63%, 03/01/55	1,050	980,542
American Electric Power Co., Inc., 3.25%, 03/01/50	429	274,741
Appalachian Power Co.
7.00%, 04/01/38	600	657,321
4.40%, 05/15/44	263	211,686
4.45%, 06/01/45	400	319,288
Series Y, 4.50%, 03/01/49	350	275,245
Series Z, 3.70%, 05/01/50	425	291,569
Arizona Public Service Co.
5.05%, 09/01/41	263	239,631
4.50%, 04/01/42	279	235,103
4.35%, 11/15/45	525	414,854
3.75%, 05/15/46	325	235,409
4.20%, 08/15/48	263	199,470
4.25%, 03/01/49	300	227,274
3.50%, 12/01/49	136	90,586
3.35%, 05/15/50	950	612,021
2.65%, 09/15/50(a)	450	258,581
5.90%, 08/15/55(a)	705	672,314
Avista Corp.(a)
4.35%, 06/01/48	421	332,335
4.00%, 04/01/52	301	217,894
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	410,392
3.50%, 08/15/46	479	334,334
3.75%, 08/15/47	400	286,403
4.25%, 09/15/48	250	193,170
3.20%, 09/15/49	595	378,864
2.90%, 06/15/50	421	251,062
4.55%, 06/01/52	630	496,556
5.40%, 06/01/53	710	635,362
5.65%, 06/01/54	400	371,470
6.05%, 06/01/56	685	668,197
Basin Electric Power Cooperative, 5.85%, 10/15/55	700	657,753
Berkshire Hathaway Energy Co.
5.95%, 05/15/37	654	676,208
5.15%, 11/15/43	913	828,388
4.50%, 02/01/45	579	475,311
3.80%, 07/15/48	763	546,182
4.45%, 01/15/49	1,013	794,802
4.25%, 10/15/50	1,079	816,591
2.85%, 05/15/51	1,629	943,218
4.60%, 05/01/53	929	736,544
Black Hills Corp.
4.20%, 09/15/46	275	212,434
3.88%, 10/15/49	343	240,761
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	826	628,874
4.50%, 04/01/44	481	403,833
3.95%, 03/01/48	413	310,449
5.30%, 04/01/53	260	235,046
Series AC, 4.25%, 02/01/49	600	468,655
Series AD, 2.90%, 07/01/50	150	91,517
Series AF, 3.35%, 04/01/51	663	437,816
Series AH, 3.60%, 03/01/52	450	309,207
Series AJ, 4.85%, 10/01/52	150	127,052
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	246,115
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	180	182,637
CMS Energy Corp., 4.88%, 03/01/44	250	213,507
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co.
6.45%, 01/15/38	$100	$ 107,244
3.80%, 10/01/42	620	480,726
4.60%, 08/15/43	175	148,582
3.70%, 03/01/45	213	157,311
4.35%, 11/15/45	800	643,034
3.65%, 06/15/46	620	446,415
4.00%, 03/01/48	429	321,229
4.00%, 03/01/49	529	394,024
3.00%, 03/01/50	663	406,428
5.30%, 02/01/53	365	324,089
5.65%, 06/01/54	295	274,833
5.95%, 06/01/55	530	513,579
5.85%, 06/01/56	835	801,058
Series 123, 3.75%, 08/15/47	700	505,258
Series 127, 3.20%, 11/15/49	605	386,025
Series 130, 3.13%, 03/15/51	879	548,941
Series 131, 2.75%, 09/01/51	513	294,352
Series 133, 3.85%, 03/15/52(a)	659	464,810
Connecticut Light and Power Co.
4.30%, 04/15/44	600	488,889
4.00%, 04/01/48	785	595,261
5.25%, 01/15/53	575	514,185
Series A, 4.15%, 06/01/45	300	237,286
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	397,097
3.95%, 03/01/43	572	446,598
4.45%, 03/15/44	688	568,553
4.50%, 12/01/45	663	541,017
3.85%, 06/15/46	529	390,434
3.20%, 12/01/51	550	343,919
6.15%, 11/15/52	800	795,972
5.90%, 11/15/53	725	694,208
5.70%, 05/15/54	775	724,781
4.63%, 12/01/54	725	571,776
5.50%, 03/15/55	325	293,694
5.75%, 11/15/55	930	871,407
5.88%, 06/15/56	670	637,604
4.50%, 05/15/58	629	480,370
3.70%, 11/15/59	680	442,428
3.60%, 06/15/61	720	461,543
Series 2007-A, 6.30%, 08/15/37(a)	493	520,047
Series 2008-B, 6.75%, 04/01/38	800	879,551
Series 2009-C, 5.50%, 12/01/39	867	848,466
Series 2012-A, 4.20%, 03/15/42	529	431,791
Series 2017, 3.88%, 06/15/47	900	657,825
Series 20B, 3.95%, 04/01/50	1,154	848,144
Series A, 4.13%, 05/15/49	413	310,345
Series C, 4.30%, 12/01/56	413	307,031
Series C, 4.00%, 11/15/57	370	259,639
Series C, 3.00%, 12/01/60	660	363,336
Series E, 4.65%, 12/01/48	463	376,996
Constellation Energy Generation LLC
6.25%, 10/01/39	647	662,031
5.75%, 10/01/41	413	405,642
5.60%, 06/15/42	1,019	965,577
6.50%, 10/01/53	790	810,324
5.75%, 03/15/54(a)	1,400	1,311,394
5.88%, 01/15/66(a)	495	458,100
Consumers Energy Co.
3.95%, 05/15/43	800	628,478
3.25%, 08/15/46	600	410,051
3.95%, 07/15/47	400	301,373
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
4.05%, 05/15/48(a)	$650	$ 494,963
4.35%, 04/15/49	429	339,435
3.75%, 02/15/50	250	178,700
3.10%, 08/15/50	590	375,043
3.50%, 08/01/51	529	359,347
2.65%, 08/15/52	134	76,426
4.20%, 09/01/52	1,010	764,745
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	1,695	1,668,049
Dayton Power & Light Co., 3.95%, 06/15/49	300	217,362
Delmarva Power & Light Co., 4.15%, 05/15/45	500	393,557
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100	103,710
5.45%, 02/01/41	379	366,157
4.60%, 06/15/43	563	479,825
6.25%, 10/15/53	440	447,757
5.10%, 06/01/65	613	516,950
Dominion Energy, Inc.
7.00%, 06/15/38(a)	163	179,032
4.70%, 12/01/44	629	522,301
Series A, 4.60%, 03/15/49	513	405,630
Series B, 3.30%, 04/15/41	525	386,903
Series B, 4.85%, 08/15/52	500	409,771
Series C, 4.90%, 08/01/41	509	453,120
Series C, 4.05%, 09/15/42	300	234,154
DTE Electric Co.
4.30%, 07/01/44	400	325,451
3.70%, 03/15/45	534	397,675
3.70%, 06/01/46	238	174,027
3.75%, 08/15/47	355	258,816
3.95%, 03/01/49	750	555,874
2.95%, 03/01/50	529	327,737
5.40%, 04/01/53(a)	475	434,759
5.85%, 05/15/55	605	582,981
Series A, 4.00%, 04/01/43	497	394,493
Series A, 4.05%, 05/15/48	463	352,428
Series B, 3.25%, 04/01/51(a)	479	309,642
Series B, 3.65%, 03/01/52	367	253,381
Series B, 5.55%, 03/01/56(a)	790	731,173
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	429,124
6.00%, 01/15/38	550	568,205
6.05%, 04/15/38	511	531,292
5.30%, 02/15/40	713	687,452
4.25%, 12/15/41	479	402,098
4.00%, 09/30/42	513	409,663
3.75%, 06/01/45	500	369,705
3.88%, 03/15/46	800	597,154
3.70%, 12/01/47	638	456,593
3.95%, 03/15/48	329	244,128
3.20%, 08/15/49	669	430,390
3.45%, 04/15/51	425	283,000
3.55%, 03/15/52	592	398,073
5.35%, 01/15/53	850	764,058
5.40%, 01/15/54(a)	932	844,412
5.75%, 06/15/56	1,065	1,008,667
Duke Energy Corp.
3.30%, 06/15/41	579	426,468
4.80%, 12/15/45	663	557,723
3.75%, 09/01/46	1,393	994,375
3.95%, 08/15/47	513	373,413
4.20%, 06/15/49	613	457,063

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
3.50%, 06/15/51	$679	$ 438,846
5.00%, 08/15/52	1,050	867,612
6.10%, 09/15/53	425	410,609
5.80%, 06/15/54	825	762,835
5.70%, 09/15/55(a)	850	773,332
Duke Energy Florida LLC
6.35%, 09/15/37	500	530,573
6.40%, 06/15/38	1,100	1,171,627
5.65%, 04/01/40	300	297,154
3.85%, 11/15/42	700	546,469
3.40%, 10/01/46	863	597,664
4.20%, 07/15/48	450	345,992
3.00%, 12/15/51	425	258,294
5.95%, 11/15/52	525	510,954
6.20%, 11/15/53	150	151,279
Duke Energy Indiana LLC
6.35%, 08/15/38(a)	275	292,705
6.45%, 04/01/39	200	215,004
3.75%, 05/15/46	463	339,199
2.75%, 04/01/50	500	292,591
5.40%, 04/01/53	600	538,676
5.90%, 05/15/55	460	443,074
Series WWW, 4.90%, 07/15/43	263	232,781
Series YYY, 3.25%, 10/01/49	550	355,855
Duke Energy Ohio, Inc.
3.70%, 06/15/46	463	335,846
4.30%, 02/01/49	300	231,378
5.65%, 04/01/53	625	580,608
5.55%, 03/15/54	475	435,420
Duke Energy Progress LLC
6.30%, 04/01/38	300	316,238
4.10%, 05/15/42	722	583,980
4.10%, 03/15/43	863	690,460
4.38%, 03/30/44	326	267,384
4.15%, 12/01/44	313	247,119
4.20%, 08/15/45	363	286,568
3.70%, 10/15/46	288	208,289
3.60%, 09/15/47	829	583,199
2.50%, 08/15/50	813	448,882
2.90%, 08/15/51	376	222,902
4.00%, 04/01/52(a)	300	217,811
5.35%, 03/15/53	500	448,567
5.55%, 03/15/55(a)	775	715,613
Emera U.S. Finance LP, 4.75%, 06/15/46	1,288	1,053,311
Entergy Arkansas LLC
4.20%, 04/01/49	625	475,468
2.65%, 06/15/51(a)	975	547,059
3.35%, 06/15/52	338	216,633
5.75%, 06/01/54	200	188,950
5.75%, 01/15/56	475	447,462
Entergy Corp., 3.75%, 06/15/50	714	495,019
Entergy Louisiana LLC
3.10%, 06/15/41	525	385,102
4.95%, 01/15/45	550	484,571
4.20%, 09/01/48	913	700,551
4.20%, 04/01/50	579	438,089
2.90%, 03/15/51(a)	743	440,133
4.75%, 09/15/52(a)	500	411,211
5.70%, 03/15/54	775	726,044
5.80%, 03/15/55	525	497,836
5.65%, 04/15/56	680	631,447
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Mississippi LLC
3.85%, 06/01/49	$413	$ 295,315
3.50%, 06/01/51	325	216,327
5.85%, 06/01/54	275	262,135
5.80%, 04/15/55(a)	575	543,790
Entergy Texas, Inc.
4.50%, 03/30/39	425	376,200
3.55%, 09/30/49	505	343,061
5.00%, 09/15/52	300	253,188
5.80%, 09/01/53	275	260,874
5.55%, 09/15/54(a)	345	315,235
Evergy Kansas Central, Inc.
4.13%, 03/01/42(a)	575	471,361
4.10%, 04/01/43	500	403,605
4.25%, 12/01/45	211	167,428
3.25%, 09/01/49	413	268,358
3.45%, 04/15/50	513	345,181
5.70%, 03/15/53	320	304,886
Evergy Metro, Inc.
5.30%, 10/01/41	340	322,170
4.20%, 06/15/47	325	254,080
4.20%, 03/15/48	250	193,250
Series 2019, 4.13%, 04/01/49	550	422,836
Eversource Energy, 3.45%, 01/15/50	929	615,226
Exelon Corp.
5.10%, 06/15/45	763	666,520
4.45%, 04/15/46	700	555,331
4.70%, 04/15/50	738	590,468
4.10%, 03/15/52	959	695,418
5.60%, 03/15/53	975	886,009
5.88%, 03/15/55	450	423,016
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	1,150	957,410
Series C, 3.40%, 03/01/50(a)	950	616,838
Florida Power & Light Co.
5.65%, 02/01/37(a)	500	510,206
5.95%, 02/01/38	650	671,521
5.96%, 04/01/39	450	462,037
5.69%, 03/01/40	613	613,186
5.25%, 02/01/41	413	394,460
4.13%, 02/01/42	663	543,844
4.05%, 06/01/42	700	567,809
3.80%, 12/15/42	400	310,003
4.05%, 10/01/44	420	329,672
3.70%, 12/01/47	829	595,976
3.95%, 03/01/48	963	719,978
4.13%, 06/01/48	413	316,064
3.99%, 03/01/49	663	494,331
3.15%, 10/01/49(a)	583	373,018
2.88%, 12/04/51(a)	1,150	682,555
5.30%, 04/01/53	895	801,899
5.60%, 06/15/54	845	789,788
5.70%, 03/15/55	965	912,591
5.75%, 06/01/56(a)	850	810,516
5.80%, 03/15/65	575	539,945
5.60%, 02/15/66(a)	1,250	1,132,282
5.90%, 06/01/66	1,050	996,577
Georgia Power Co.
4.30%, 03/15/42	1,229	1,026,782
4.30%, 03/15/43	40	32,947
5.13%, 05/15/52(a)	730	643,500
5.50%, 10/01/55(a)	675	618,908
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
Series 2010-C, 4.75%, 09/01/40	$150	$ 136,222
Series A, 3.25%, 03/15/51	775	497,011
Series B, 3.70%, 01/30/50	529	372,056
Idaho Power Co.
5.50%, 03/15/53	620	575,687
5.80%, 04/01/54	296	285,106
5.70%, 03/15/55	430	408,075
Series K, 4.20%, 03/01/48	325	253,248
Indiana Michigan Power Co.
4.25%, 08/15/48	413	319,507
3.25%, 05/01/51	400	254,001
5.63%, 04/01/53	455	423,570
5.60%, 03/15/56	925	852,520
Series H, 6.05%, 03/15/37	513	532,754
Series K, 4.55%, 03/15/46	346	285,256
Series L, 3.75%, 07/01/47	329	237,389
Interstate Power and Light Co.
6.25%, 07/15/39(a)	260	269,434
3.70%, 09/15/46	313	225,312
3.50%, 09/30/49	177	120,275
3.10%, 11/30/51	355	217,660
5.45%, 09/30/54	400	358,898
5.60%, 10/01/55	430	395,991
ITC Holdings Corp., 5.30%, 07/01/43	100	91,011
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	466	440,700
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	490	446,231
Kentucky Utilities Co.
5.13%, 11/01/40(a)	750	698,029
4.38%, 10/01/45	829	670,356
3.30%, 06/01/50(a)	875	565,971
5.85%, 08/15/55	860	822,945
Louisville Gas and Electric Co.
4.25%, 04/01/49	454	352,582
5.85%, 08/15/55	715	684,309
MidAmerican Energy Co.
5.80%, 10/15/36	500	516,161
4.80%, 09/15/43	613	530,185
4.40%, 10/15/44	329	269,658
4.25%, 05/01/46	325	257,285
3.95%, 08/01/47	400	299,337
3.65%, 08/01/48	1,013	714,407
4.25%, 07/15/49	943	730,616
3.15%, 04/15/50	813	517,338
2.70%, 08/01/52	425	244,586
5.85%, 09/15/54	800	770,475
5.30%, 02/01/55	470	417,377
5.50%, 11/15/56	250	228,776
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	317,120
Series B, 3.10%, 07/30/51	413	254,525
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	215,594
4.30%, 03/15/49	768	609,237
Nevada Power Co.
6.00%, 03/15/54	450	435,428
Series EE, 3.13%, 08/01/50(a)	429	269,508
Series GG, 5.90%, 05/01/53	550	525,494
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	1,354	791,216
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.25%, 02/28/53	$1,200	$ 1,030,104
5.55%, 03/15/54	700	626,484
5.90%, 03/15/55(a)	850	794,744
5.85%, 03/01/56	600	556,798
Northern States Power Co.
6.20%, 07/01/37	400	423,192
5.35%, 11/01/39(a)	350	342,325
3.40%, 08/15/42	505	375,841
3.60%, 09/15/47	953	682,230
2.90%, 03/01/50(a)	791	496,414
2.60%, 06/01/51	936	543,085
3.20%, 04/01/52	295	193,004
4.50%, 06/01/52	326	259,634
5.10%, 05/15/53	1,250	1,082,408
5.40%, 03/15/54(a)	720	654,828
5.65%, 06/15/54	800	752,174
5.65%, 05/15/55	380	355,516
5.55%, 05/15/56	950	876,889
NorthWestern Corp., 4.18%, 11/15/44	375	300,019
NSTAR Electric Co.
5.50%, 03/15/40(a)	100	97,246
4.40%, 03/01/44	250	205,980
3.10%, 06/01/51	250	157,434
4.55%, 06/01/52	531	427,114
4.95%, 09/15/52	625	532,798
Oglethorpe Power Corp.
5.95%, 11/01/39	350	352,701
5.38%, 11/01/40	300	285,110
4.50%, 04/01/47	579	461,539
5.05%, 10/01/48	329	280,974
3.75%, 08/01/50	463	317,072
5.25%, 09/01/50	400	348,577
6.20%, 12/01/53	525	518,174
5.80%, 06/01/54	450	419,253
5.90%, 02/01/55(a)	225	211,892
Ohio Power Co.
4.15%, 04/01/48	404	303,165
4.00%, 06/01/49	400	290,019
Series R, 2.90%, 10/01/51	609	353,720
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	400	309,206
3.85%, 08/15/47	250	184,057
5.60%, 04/01/53(a)	495	459,544
5.80%, 04/01/55(a)	230	219,579
5.90%, 04/01/56(a)	545	527,141
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	435,332
4.55%, 12/01/41	750	650,830
5.30%, 06/01/42	345	319,941
3.75%, 04/01/45	563	417,724
3.80%, 09/30/47	404	293,861
4.10%, 11/15/48	413	312,587
3.80%, 06/01/49	529	375,941
3.10%, 09/15/49	709	443,229
3.70%, 05/15/50	270	187,392
2.70%, 11/15/51	626	350,628
4.60%, 06/01/52	200	159,322
4.95%, 09/15/52	800	675,993
5.35%, 10/01/52	300	267,820
5.55%, 06/15/54	700	643,735
5.80%, 04/01/55	650	617,849

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
5.90%, 03/15/56(b)	$1,050	$ 1,010,644
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,751,953
3.30%, 08/01/40	941	688,126
4.20%, 06/01/41	712	566,960
4.45%, 04/15/42	425	341,991
3.75%, 08/15/42	450	330,419
4.60%, 06/15/43	275	221,783
4.75%, 02/15/44	613	501,420
4.30%, 03/15/45	511	388,543
4.25%, 03/15/46	525	392,006
4.00%, 12/01/46	510	365,412
3.95%, 12/01/47	1,405	988,470
4.95%, 07/01/50	3,171	2,557,425
3.50%, 08/01/50	2,495	1,597,112
5.25%, 03/01/52	1,043	866,560
6.75%, 01/15/53	1,130	1,143,847
6.70%, 04/01/53	665	669,359
5.90%, 10/01/54	850	770,559
6.15%, 03/01/55	475	445,311
6.10%, 10/15/55	1,100	1,025,228
6.00%, 05/01/56	560	515,929
6.30%, 08/15/56(a)	710	680,800
PacifiCorp
6.10%, 08/01/36	200	202,734
5.75%, 04/01/37	700	690,405
6.25%, 10/15/37	300	306,421
6.35%, 07/15/38	243	248,974
6.00%, 01/15/39	525	522,276
4.10%, 02/01/42	463	360,154
4.13%, 01/15/49	429	310,222
4.15%, 02/15/50	763	550,151
3.30%, 03/15/51	825	504,639
2.90%, 06/15/52(a)	976	549,812
5.35%, 12/01/53	1,150	981,118
5.50%, 05/15/54	1,135	988,858
5.80%, 01/15/55	1,450	1,309,674
PECO Energy Co.
5.95%, 10/01/36	240	248,476
4.15%, 10/01/44	275	217,563
3.70%, 09/15/47	300	215,881
3.90%, 03/01/48	829	610,193
3.00%, 09/15/49	226	139,832
2.80%, 06/15/50	225	133,183
3.05%, 03/15/51	332	204,295
2.85%, 09/15/51	443	259,130
4.60%, 05/15/52	300	240,403
4.38%, 08/15/52	400	308,493
5.25%, 09/15/54	655	578,549
5.65%, 09/15/55	590	552,080
Potomac Electric Power Co.
6.50%, 11/15/37	450	482,044
4.15%, 03/15/43	613	492,053
5.50%, 03/15/54(a)	300	274,209
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	263,863
4.75%, 07/15/43(a)	563	489,441
4.13%, 06/15/44	300	239,235
4.15%, 10/01/45(a)	300	237,825
3.95%, 06/01/47	280	210,539
4.15%, 06/15/48	500	385,309
3.00%, 10/01/49	510	319,202
Security	Par (000)	Value
Electric Utilities (continued)
PPL Electric Utilities Corp. (continued)
5.25%, 05/15/53	$700	$ 624,544
5.55%, 08/15/55	400	371,431
5.75%, 05/15/56	545	517,308
Progress Energy, Inc., 6.00%, 12/01/39(a)	800	811,071
Public Service Co. of Colorado
6.50%, 08/01/38	200	213,222
3.60%, 09/15/42	563	422,774
4.30%, 03/15/44	300	244,108
3.80%, 06/15/47	329	239,725
4.10%, 06/15/48	400	305,578
4.05%, 09/15/49	329	243,224
5.25%, 04/01/53	950	832,308
5.75%, 05/15/54	650	611,736
5.85%, 05/15/55	800	762,385
Series 17, 6.25%, 09/01/37	300	314,584
Series 34, 3.20%, 03/01/50(a)	600	383,328
Series 36, 2.70%, 01/15/51	460	261,977
Series 39, 4.50%, 06/01/52	500	393,196
Public Service Co. of New Hampshire
3.60%, 07/01/49	329	228,524
5.15%, 01/15/53	375	329,996
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51(a)	430	266,238
Public Service Electric and Gas Co.
5.50%, 03/01/40	100	97,891
3.95%, 05/01/42	460	369,866
3.65%, 09/01/42	400	307,952
3.80%, 01/01/43	435	340,117
3.80%, 03/01/46	636	475,002
3.60%, 12/01/47	300	212,454
4.05%, 05/01/48	375	286,333
3.85%, 05/01/49	413	301,246
3.20%, 08/01/49	400	259,476
3.15%, 01/01/50	429	275,018
2.70%, 05/01/50	350	205,001
2.05%, 08/01/50	400	201,513
3.00%, 03/01/51	429	265,728
5.13%, 03/15/53	415	364,615
5.45%, 08/01/53	300	275,802
5.45%, 03/01/54(a)	800	732,487
5.30%, 08/01/54	550	494,815
Series E, 5.80%, 05/01/37	388	400,267
Series Q, 5.50%, 03/01/55	265	244,621
Series R, 5.63%, 01/01/56(a)	530	498,295
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	423,856
5.76%, 10/01/39	300	299,312
5.80%, 03/15/40(a)	213	210,884
5.64%, 04/15/41	350	340,460
4.30%, 05/20/45	200	159,855
4.22%, 06/15/48	613	475,023
3.25%, 09/15/49	470	305,441
2.89%, 09/15/51	300	178,568
5.45%, 06/01/53	520	475,172
5.69%, 06/15/54	550	519,097
5.60%, 09/15/55	500	462,359
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	409,941
4.50%, 08/15/40	600	523,948
4.15%, 05/15/48	229	173,800
3.70%, 03/15/52	375	256,273
5.35%, 04/01/53	895	797,440
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co. (continued)
5.55%, 04/15/54	$400	$ 365,753
Series EEEE, 5.95%, 03/15/56	485	468,270
Series RRR, 3.75%, 06/01/47	850	614,005
Series TTT, 4.10%, 06/15/49	250	186,411
Series UUU, 3.32%, 04/15/50	200	128,698
Series WWW, 2.95%, 08/15/51(a)	800	484,008
Sempra
3.80%, 02/01/38	1,129	935,544
6.00%, 10/15/39	659	662,048
4.00%, 02/01/48	779	566,775
Sierra Pacific Power Co., 5.90%, 03/15/54	250	239,560
Southern California Edison Co.
6.05%, 03/15/39(a)	400	398,153
5.50%, 03/15/40	425	398,826
4.50%, 09/01/40(a)	354	295,636
4.05%, 03/15/42	540	416,936
4.65%, 10/01/43	518	421,091
4.00%, 04/01/47	1,779	1,270,092
3.65%, 02/01/50	1,579	1,044,427
3.45%, 02/01/52	805	504,718
5.70%, 03/01/53	465	412,024
5.88%, 12/01/53(a)	670	610,229
5.75%, 04/15/54	450	400,356
5.90%, 03/01/55	365	333,329
6.20%, 09/15/55	675	642,060
Series 2006-E, 5.55%, 01/15/37	125	122,176
Series 2008-A, 5.95%, 02/01/38	513	508,878
Series 2013-A, 3.90%, 03/15/43	482	359,151
Series 20A, 2.95%, 02/01/51	900	516,594
Series B, 4.88%, 03/01/49	563	450,835
Series C, 3.60%, 02/01/45	438	301,477
Series C, 4.13%, 03/01/48	1,679	1,212,542
Series E, 5.45%, 06/01/52(a)	468	403,017
Series H, 3.65%, 06/01/51	429	282,222
Southern Co., 4.40%, 07/01/46	1,920	1,536,236
Southern Power Co.
5.15%, 09/15/41	725	666,803
5.25%, 07/15/43	113	101,857
Series F, 4.95%, 12/15/46(a)	354	303,133
Southwestern Electric Power Co.
6.20%, 03/15/40	250	254,329
3.25%, 11/01/51(a)	679	424,291
5.90%, 04/01/56	650	609,668
Series J, 3.90%, 04/01/45	440	322,956
Series L, 3.85%, 02/01/48	613	433,771
Southwestern Public Service Co.
4.50%, 08/15/41	400	344,064
3.40%, 08/15/46	250	173,122
3.70%, 08/15/47	413	296,763
3.75%, 06/15/49(a)	429	302,365
6.00%, 06/01/54	600	580,613
5.88%, 08/15/56	470	446,199
Series 6, 4.40%, 11/15/48	250	198,322
Series 8, 3.15%, 05/01/50	704	441,975
Tampa Electric Co.
4.10%, 06/15/42	213	172,111
4.35%, 05/15/44	300	242,700
4.30%, 06/15/48	279	218,983
4.45%, 06/15/49	461	366,132
3.63%, 06/15/50(a)	425	293,016
3.45%, 03/15/51(a)	225	150,195
Security	Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co. (continued)
5.00%, 07/15/52	$250	$ 214,041
Toledo Edison Co., 6.15%, 05/15/37	176	184,905
Tucson Electric Power Co.
4.85%, 12/01/48	263	219,985
4.00%, 06/15/50	500	367,350
3.25%, 05/01/51	430	275,595
5.50%, 04/15/53(a)	225	204,958
5.90%, 04/15/55(a)	175	168,265
Union Electric Co.
5.30%, 08/01/37(a)	300	297,136
8.45%, 03/15/39	300	373,907
3.90%, 09/15/42	440	347,574
3.65%, 04/15/45	535	392,076
4.00%, 04/01/48	504	378,449
3.25%, 10/01/49	413	267,358
2.63%, 03/15/51	1,025	583,071
3.90%, 04/01/52	529	381,163
5.45%, 03/15/53	200	182,517
5.25%, 01/15/54	350	308,675
5.13%, 03/15/55	250	216,954
5.55%, 03/15/56	425	391,236
5.75%, 09/15/56	485	459,241
Virginia Electric and Power Co.
6.35%, 11/30/37	550	575,842
8.88%, 11/15/38	750	952,202
4.00%, 01/15/43	638	502,408
4.45%, 02/15/44	538	445,029
4.60%, 12/01/48	424	344,729
3.30%, 12/01/49	559	361,022
2.45%, 12/15/50	1,166	626,641
2.95%, 11/15/51	563	332,516
5.45%, 04/01/53	635	571,841
5.70%, 08/15/53	650	606,296
5.35%, 01/15/54	575	509,814
5.55%, 08/15/54	580	528,671
5.65%, 03/15/55	775	716,283
5.70%, 03/15/56	1,400	1,301,130
Series A, 6.00%, 05/15/37	663	681,101
Series B, 4.20%, 05/15/45	300	235,621
Series B, 3.80%, 09/15/47	663	479,736
Series C, 4.00%, 11/15/46	675	509,589
Series C, 4.63%, 05/15/52(a)	779	620,754
Series D, 4.65%, 08/15/43	313	267,198
Series D, 5.60%, 09/15/55	1,070	982,649
Wisconsin Electric Power Co.
5.70%, 12/01/36	250	257,017
4.30%, 10/15/48	245	192,291
5.05%, 10/01/54(a)	160	138,741
5.65%, 03/15/56(a)	575	544,580
Wisconsin Power and Light Co.
6.38%, 08/15/37	200	210,928
3.65%, 04/01/50	300	205,801
5.70%, 12/15/55	350	326,325
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	76,625
4.75%, 11/01/44	350	301,690
3.30%, 09/01/49	516	340,448
2.85%, 12/01/51	653	385,562
Xcel Energy, Inc., 3.50%, 12/01/49	530	355,488
		286,221,635

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.3%
ABB Finance USA, Inc., 4.38%, 05/08/42	$525	$ 446,120
Amphenol Corp.(a)
5.38%, 11/15/54	425	389,833
5.30%, 11/15/55	1,535	1,384,879
Emerson Electric Co.
5.25%, 11/15/39	100	98,734
2.75%, 10/15/50	729	437,754
2.80%, 12/21/51	1,132	675,166
Fortive Corp., 4.30%, 06/15/46	575	451,088
GE Vernova, Inc., 5.50%, 02/04/56	1,160	1,067,205
Honeywell International, Inc.
3.81%, 11/21/47	463	341,116
2.80%, 06/01/50	859	521,801
5.25%, 03/01/54	500	457,268
Tyco Electronics Group SA, 7.13%, 10/01/37	525	589,811
Vertiv Holdings Co.
5.65%, 03/15/46	560	517,676
5.80%, 03/15/56	215	197,916
5.95%, 03/15/66	445	408,915
		7,985,282
Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,001	932,878
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
4.08%, 12/15/47(a)	1,568	1,194,602
5.85%, 06/15/56	1,985	1,875,886
Halliburton Co.
6.70%, 09/15/38	600	645,564
7.45%, 09/15/39	805	919,189
4.50%, 11/15/41	850	724,436
4.75%, 08/01/43	786	665,931
5.00%, 11/15/45(a)	1,709	1,467,287
NOV, Inc., 3.95%, 12/01/42(a)	1,092	826,014
		9,251,787
Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
6.20%, 03/01/40	300	317,108
5.70%, 05/15/41	425	427,514
3.05%, 03/01/50	650	414,665
Waste Connections, Inc.
3.05%, 04/01/50	604	383,068
2.95%, 01/15/52(a)	675	411,499
Waste Management, Inc.
2.95%, 06/01/41	420	307,523
4.10%, 03/01/45	530	427,419
4.15%, 07/15/49(a)	488	379,813
2.50%, 11/15/50	575	328,494
5.35%, 10/15/54(a)	1,205	1,109,689
		4,506,792
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41(a)	1,625	1,266,680
Apollo Global Management, Inc., 5.80%, 05/21/54(a)	750	686,809
Ares Management Corp., 5.60%, 10/11/54	700	607,378
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	300	197,800
Brookfield Asset Management Ltd., 6.08%, 09/15/55(a)	775	745,158
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50(a)	725	469,148
Brookfield Finance, Inc.
4.70%, 09/20/47	1,073	868,134
Security	Par (000)	Value
Financial Services (continued)
Brookfield Finance, Inc. (continued)
3.50%, 03/30/51	$681	$ 443,015
3.63%, 02/15/52	429	283,148
5.97%, 03/04/54	915	860,556
5.81%, 03/03/55	350	322,823
CI Financial Corp., 4.10%, 06/15/51	400	259,583
CME Group, Inc.
5.30%, 09/15/43	979	929,483
4.15%, 06/15/48(a)	600	473,329
Franklin Resources, Inc., 2.95%, 08/12/51	325	193,817
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,229	862,837
4.25%, 09/21/48	1,613	1,259,224
3.00%, 06/15/50	1,159	716,765
4.95%, 06/15/52(a)	1,371	1,174,814
3.00%, 09/15/60	1,435	796,704
5.20%, 06/15/62	1,125	960,936
Invesco Finance PLC, 5.38%, 11/30/43	513	477,764
Jefferies Financial Group, Inc., 6.50%, 01/20/43(a)	400	392,094
Legg Mason, Inc., 5.63%, 01/15/44(a)	616	587,379
Nasdaq, Inc.
2.50%, 12/21/40	650	441,576
3.25%, 04/28/50(a)	430	275,366
3.95%, 03/07/52	1,102	784,746
5.95%, 08/15/53(a)	550	529,835
6.10%, 06/28/63	750	727,835
Raymond James Financial, Inc.
4.95%, 07/15/46	713	611,518
3.75%, 04/01/51	750	518,979
5.65%, 09/11/55(a)	840	777,577
Voya Financial, Inc.
5.70%, 07/15/43(a)	338	321,114
4.80%, 06/15/46	305	257,469
		21,081,393
Food Products — 1.6%
Archer-Daniels-Midland Co.
4.54%, 03/26/42	275	237,322
4.02%, 04/16/43	459	366,718
3.75%, 09/15/47	804	591,663
4.50%, 03/15/49(a)	554	454,042
2.70%, 09/15/51(a)	575	331,933
Conagra Brands, Inc.
5.30%, 11/01/38	929	855,656
5.40%, 11/01/48(a)	1,173	990,318
Flowers Foods, Inc., 6.20%, 03/15/55	250	198,367
General Mills, Inc.
5.40%, 06/15/40	450	430,508
4.15%, 02/15/43	450	356,469
4.70%, 04/17/48(a)	425	347,307
3.00%, 02/01/51	621	375,215
Hershey Co.
3.38%, 08/15/46	475	332,083
3.13%, 11/15/49	513	331,679
2.65%, 06/01/50	200	117,157
Hormel Foods Corp., 3.05%, 06/03/51	613	380,837
Ingredion, Inc., 3.90%, 06/01/50	313	224,806
J.M. Smucker Co.(a)
6.50%, 11/15/43	800	831,304
4.38%, 03/15/45	613	496,817
6.50%, 11/15/53	955	996,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.63%, 03/10/37(b)	$1,590	$ 1,554,516
4.38%, 02/02/52	1,150	827,295
6.50%, 12/01/52	1,425	1,378,487
7.25%, 11/15/53	975	1,021,474
6.38%, 02/25/55	810	769,394
6.25%, 03/01/56	1,235	1,154,459
6.40%, 05/10/57(b)	865	823,368
6.38%, 04/15/66	1,050	977,252
Kellanova
4.50%, 04/01/46	703	579,738
5.75%, 05/16/54	400	377,091
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	500	478,769
Kraft Heinz Foods Co.
6.88%, 01/26/39	813	868,985
4.63%, 10/01/39	488	421,650
6.50%, 02/09/40	321	329,836
5.00%, 06/04/42	1,237	1,069,610
5.20%, 07/15/45	1,728	1,486,348
4.38%, 06/01/46	921	707,928
4.88%, 10/01/49	1,537	1,241,049
5.50%, 06/01/50	863	754,852
Kroger Co.
6.90%, 04/15/38	350	384,357
5.40%, 07/15/40	500	474,457
5.00%, 04/15/42	350	313,633
5.15%, 08/01/43	209	187,771
3.88%, 10/15/46	913	664,713
4.45%, 02/01/47	729	577,376
4.65%, 01/15/48(a)	413	334,815
5.40%, 01/15/49	713	641,005
3.95%, 01/15/50	725	520,355
5.50%, 09/15/54	2,040	1,829,478
5.65%, 09/15/64	1,445	1,289,551
McCormick & Co., Inc., 4.20%, 08/15/47(a)	360	274,192
Mondelez International, Inc., 2.63%, 09/04/50(a)	1,255	721,129
Sysco Corp.
6.60%, 04/01/40	650	683,791
4.85%, 10/01/45	372	313,009
4.50%, 04/01/46	328	261,116
4.45%, 03/15/48	413	320,544
3.30%, 02/15/50(a)	600	382,690
6.60%, 04/01/50(a)	979	997,170
3.15%, 12/14/51	1,000	605,542
The Campbell’s Co.
4.80%, 03/15/48(a)	720	559,372
3.13%, 04/24/50	540	313,486
5.25%, 10/13/54	475	384,069
Tyson Foods, Inc.
5.15%, 08/15/44	413	367,854
4.55%, 06/02/47	913	740,066
5.10%, 09/28/48(a)	1,368	1,177,264
		41,387,129
Gas Utilities — 0.8%
Atmos Energy Corp.
5.50%, 06/15/41	450	437,671
4.15%, 01/15/43(a)	576	471,203
4.13%, 10/15/44	815	655,905
4.30%, 10/01/48	488	384,340
4.13%, 03/15/49	315	240,598
3.38%, 09/15/49	570	381,559
Security	Par (000)	Value
Gas Utilities (continued)
Atmos Energy Corp. (continued)
2.85%, 02/15/52	$800	$ 471,463
5.75%, 10/15/52	500	480,161
6.20%, 11/15/53	550	559,473
5.00%, 12/15/54(a)	500	429,710
5.45%, 01/15/56(a)	565	518,567
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	363	362,650
NiSource, Inc.
5.95%, 06/15/41	519	516,455
5.25%, 02/15/43	151	136,867
4.80%, 02/15/44	663	565,131
5.65%, 02/01/45	678	636,637
4.38%, 05/15/47	988	778,752
3.95%, 03/30/48(a)	775	566,026
5.00%, 06/15/52	250	210,500
5.85%, 04/01/55(a)	1,500	1,408,340
ONE Gas, Inc.
4.66%, 02/01/44	488	417,370
4.50%, 11/01/48	375	304,280
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	213,367
3.64%, 11/01/46	280	196,860
3.35%, 06/01/50	554	360,431
5.05%, 05/15/52	450	382,802
Southern California Gas Co.
3.75%, 09/15/42	400	305,414
6.35%, 11/15/52	725	736,225
5.75%, 06/01/53(a)	620	581,009
5.60%, 04/01/54	450	412,416
6.00%, 06/15/55	550	533,294
5.90%, 06/01/56	575	546,942
Series MM, 5.13%, 11/15/40(a)	375	350,451
Series UU, 4.13%, 06/01/48	413	312,520
Series VV, 4.30%, 01/15/49	404	312,984
Series WW, 3.95%, 02/15/50	150	108,127
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	650	649,636
4.40%, 06/01/43	436	358,918
3.95%, 10/01/46	470	351,786
4.40%, 05/30/47	350	278,217
Series 2021-A, 3.15%, 09/30/51(a)	695	433,760
Southwest Gas Corp.
4.15%, 06/01/49	300	224,486
3.18%, 08/15/51	345	219,237
Spire Missouri, Inc., 3.30%, 06/01/51	200	130,215
Washington Gas Light Co.
3.65%, 09/15/49	338	231,537
Series K, 3.80%, 09/15/46	575	422,525
		19,586,817
Ground Transportation — 2.4%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	266,257
6.15%, 05/01/37(a)	650	691,987
5.75%, 05/01/40	750	760,154
5.05%, 03/01/41	750	706,515
5.40%, 06/01/41	500	488,569
4.95%, 09/15/41	450	418,361
4.40%, 03/15/42	347	296,890
4.38%, 09/01/42	613	519,371
4.45%, 03/15/43	330	281,612
5.15%, 09/01/43	963	889,401

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.90%, 04/01/44	$1,013	$ 903,304
4.55%, 09/01/44(a)	813	687,289
4.15%, 04/01/45	1,063	847,700
4.70%, 09/01/45	738	633,240
3.90%, 08/01/46	809	611,410
4.13%, 06/15/47	763	595,246
4.05%, 06/15/48	529	402,813
4.15%, 12/15/48	913	705,178
3.55%, 02/15/50	931	643,677
3.05%, 02/15/51	679	422,921
3.30%, 09/15/51(a)	1,129	735,143
2.88%, 06/15/52	175	103,450
4.45%, 01/15/53	1,350	1,068,208
5.20%, 04/15/54	910	807,999
5.50%, 03/15/55	1,360	1,259,032
5.55%, 03/15/56(a)	1,000	932,776
5.80%, 03/15/56	1,125	1,087,255
Canadian National Railway Co.
6.38%, 11/15/37	200	215,926
3.20%, 08/02/46	1,060	725,850
3.65%, 02/03/48	693	500,064
4.45%, 01/20/49	700	568,975
2.45%, 05/01/50	624	348,992
4.40%, 08/05/52	693	554,098
6.13%, 11/01/53	285	292,828
Canadian Pacific Railway Co.
5.95%, 05/15/37	350	361,876
3.00%, 12/02/41	1,092	782,461
4.30%, 05/15/43	325	269,656
4.80%, 08/01/45	619	535,551
4.95%, 08/15/45	325	286,330
4.70%, 05/01/48	413	347,267
3.50%, 05/01/50	438	297,999
3.10%, 12/02/51	1,892	1,182,004
5.50%, 03/15/56	700	644,771
4.20%, 11/15/69	477	334,616
6.13%, 09/15/2115	913	893,056
CSX Corp.
6.00%, 10/01/36	125	131,301
6.15%, 05/01/37	650	688,030
6.22%, 04/30/40	750	787,587
5.50%, 04/15/41	550	539,340
4.75%, 05/30/42	511	453,989
4.40%, 03/01/43	200	168,768
4.10%, 03/15/44	650	519,310
3.80%, 11/01/46	750	557,278
4.30%, 03/01/48	995	788,874
4.75%, 11/15/48	525	443,690
4.50%, 03/15/49	429	347,201
3.35%, 09/15/49	590	394,497
3.80%, 04/15/50	554	401,559
3.95%, 05/01/50	871	646,960
2.50%, 05/15/51	675	376,362
4.50%, 11/15/52(a)	925	742,882
4.50%, 08/01/54	413	328,690
4.90%, 03/15/55(a)	610	519,958
4.25%, 11/01/66	513	372,064
4.65%, 03/01/68	513	399,761
Norfolk Southern Corp.
4.84%, 10/01/41	600	542,061
3.95%, 10/01/42	626	497,189
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
4.45%, 06/15/45	$563	$ 464,913
4.65%, 01/15/46	525	440,715
3.94%, 11/01/47	745	557,549
4.15%, 02/28/48	713	548,889
4.10%, 05/15/49	50	37,861
3.40%, 11/01/49	476	318,096
3.05%, 05/15/50	875	542,992
2.90%, 08/25/51	626	371,838
4.05%, 08/15/52	829	609,370
3.70%, 03/15/53	422	288,472
4.55%, 06/01/53	875	696,181
5.35%, 08/01/54(a)	1,100	989,262
3.16%, 05/15/55	954	577,040
5.95%, 03/15/64(a)	425	409,249
5.10%, 08/01/2118	275	230,175
4.10%, 05/15/2121	279	183,701
Union Pacific Corp.
3.60%, 09/15/37(a)	1,061	907,031
3.55%, 08/15/39	500	408,943
3.20%, 05/20/41	1,050	793,094
3.38%, 02/14/42	493	373,225
4.05%, 11/15/45	388	302,076
4.05%, 03/01/46(a)	516	400,521
3.35%, 08/15/46	275	190,620
4.00%, 04/15/47	500	381,541
4.50%, 09/10/48	413	336,107
4.30%, 03/01/49	750	592,417
3.25%, 02/05/50	1,611	1,054,872
3.80%, 10/01/51	1,213	866,927
2.95%, 03/10/52	786	473,761
4.95%, 09/09/52	575	496,794
3.50%, 02/14/53	1,216	814,309
4.95%, 05/15/53	625	536,741
5.60%, 12/01/54(a)	825	780,694
3.88%, 02/01/55	400	284,966
3.95%, 08/15/59	445	311,638
3.84%, 03/20/60	1,376	937,493
3.55%, 05/20/61	577	367,648
2.97%, 09/16/62	2,100	1,154,338
5.15%, 01/20/63	200	173,427
4.10%, 09/15/67	300	210,482
3.75%, 02/05/70	475	305,163
3.80%, 04/06/71	1,059	686,955
3.85%, 02/14/72	451	299,147
		59,262,662
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
4.75%, 11/30/36	1,592	1,519,142
6.15%, 11/30/37	650	690,628
4.75%, 03/15/38	2,675	2,519,245
6.00%, 04/01/39	250	262,101
5.30%, 05/27/40	613	599,837
4.75%, 04/15/43(a)	463	409,070
4.90%, 11/30/46	2,675	2,361,367
5.50%, 03/15/56	3,405	3,174,488
5.60%, 03/15/66	2,675	2,485,048
Baxter International, Inc.
3.50%, 08/15/46	518	338,074
3.13%, 12/01/51(a)	726	414,988
Boston Scientific Corp.
4.55%, 03/01/39	365	332,480
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (continued)
7.38%, 01/15/40	$200	$ 231,375
4.70%, 03/01/49(a)	864	734,639
Danaher Corp.
4.38%, 09/15/45	650	533,202
2.60%, 10/01/50(a)	988	560,566
2.80%, 12/10/51	910	537,009
DH Europe Finance II SARL
3.25%, 11/15/39	954	744,020
3.40%, 11/15/49	848	569,443
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	915	929,064
Koninklijke Philips NV
6.88%, 03/11/38(a)	550	603,053
5.00%, 03/15/42	513	453,990
Medtronic, Inc.
4.00%, 04/01/43	200	161,359
4.63%, 03/15/45	1,825	1,573,963
Revvity, Inc., 3.63%, 03/15/51	400	270,956
Solventum Corp., 5.90%, 04/30/54(a)	1,125	1,059,014
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	700	476,891
Stryker Corp.
4.10%, 04/01/43	400	321,813
4.38%, 05/15/44	300	248,896
4.63%, 03/15/46(a)	986	834,066
2.90%, 06/15/50(a)	588	366,478
Thermo Fisher Scientific, Inc.
4.89%, 10/07/37	650	622,686
2.80%, 10/15/41	1,477	1,042,447
5.40%, 08/10/43(a)	435	413,260
5.30%, 02/01/44	150	140,128
5.55%, 02/12/46	805	764,016
4.10%, 08/15/47	613	482,942
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	300	295,821
4.45%, 08/15/45	413	346,709
		30,424,274
Health Care Providers & Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	39,005
Adventist Health System, 3.63%, 03/01/49	227	151,939
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	21,419
3.39%, 10/15/49	1,785	1,220,467
Series 2020, 3.01%, 06/15/50	198	124,279
Aetna, Inc.
6.75%, 12/15/37	500	533,326
4.50%, 05/15/42	528	439,334
4.75%, 03/15/44	449	372,710
3.88%, 08/15/47	425	304,584
AHS Hospital Corp.
5.02%, 07/01/45	200	179,760
Series 2021, 2.78%, 07/01/51	961	566,686
Allina Health System(a)
Series 2019, 3.89%, 04/15/49	242	178,142
Series 2021, 2.90%, 11/15/51	350	212,290
Ascension Health
3.95%, 11/15/46	1,343	1,035,392
Series B, 3.11%, 11/15/39	1,250	958,352
Banner Health
2.91%, 01/01/42	1,340	946,336
2.91%, 01/01/51(a)	231	140,142
Security	Par (000)	Value
Health Care Providers & Services (continued)
Banner Health (continued)
Series 2020, 3.18%, 01/01/50(a)	$118	$ 77,772
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	638	465,948
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,096	1,269,807
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	94,494
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	104,553
Children’s Hospital Medical Center, Series 2014T, 4.27%, 05/15/44	1,000	826,068
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	55,442
Cigna Group
4.80%, 08/15/38	2,104	1,940,113
3.20%, 03/15/40	929	703,742
6.13%, 11/15/41	425	431,667
4.80%, 07/15/46	1,361	1,145,207
3.88%, 10/15/47	995	723,798
4.90%, 12/15/48	2,893	2,431,273
3.40%, 03/15/50	1,204	791,200
3.40%, 03/15/51(a)	1,861	1,214,545
5.60%, 02/15/54(a)	1,325	1,220,091
6.00%, 01/15/56(a)	620	601,836
City of Hope, Series 2013, 5.62%, 11/15/43	610	578,316
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	200,896
CommonSpirit Health
4.35%, 11/01/42	100	84,003
5.58%, 09/01/45	90	84,092
3.82%, 10/01/49	1,087	776,511
4.19%, 10/01/49	1,361	1,020,697
3.91%, 10/01/50	200	142,517
6.46%, 11/01/52	643	664,997
5.55%, 12/01/54	805	730,169
5.66%, 09/01/55	95	87,513
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	137,308
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	687,385
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,100	730,877
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48(a)	664	499,051
Dignity Health, 5.27%, 11/01/64(a)	251	215,843
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	962	735,489
Elevance Health, Inc.
6.38%, 06/15/37	350	366,777
4.63%, 05/15/42	975	832,232
4.65%, 01/15/43	459	391,583
5.10%, 01/15/44	745	658,905
4.65%, 08/15/44	888	740,324
4.38%, 12/01/47	1,179	921,791
4.55%, 03/01/48	820	657,477
3.70%, 09/15/49	600	414,416
3.13%, 05/15/50	999	615,999
3.60%, 03/15/51	1,470	985,034
4.55%, 05/15/52	1,279	1,002,944
6.10%, 10/15/52	810	787,316
5.13%, 02/15/53	1,400	1,190,171
5.65%, 06/15/54	940	859,780

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
5.70%, 02/15/55	$1,375	$ 1,267,708
5.70%, 09/15/55	825	763,069
5.85%, 11/01/64	700	650,656
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	350	249,052
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	367,047
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	77,978
4.50%, 07/01/57(a)	700	552,342
Series 2020, 2.68%, 09/01/41	926	646,662
Series 2020, 2.88%, 09/01/50	357	215,901
HCA, Inc.
5.13%, 06/15/39	979	907,062
4.38%, 03/15/42	600	491,665
5.50%, 06/15/47	1,479	1,317,856
5.25%, 06/15/49	2,056	1,758,640
3.50%, 07/15/51	1,645	1,049,105
4.63%, 03/15/52	2,356	1,815,933
5.90%, 06/01/53	985	910,065
6.00%, 04/01/54	1,540	1,444,278
5.95%, 09/15/54	1,105	1,027,889
6.20%, 03/01/55(a)	910	878,357
5.70%, 11/15/55(a)	875	787,488
6.10%, 04/01/64(a)	800	748,650
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	627	452,079
Humana, Inc.
4.63%, 12/01/42	454	370,952
4.95%, 10/01/44	838	698,202
4.80%, 03/15/47	580	461,049
3.95%, 08/15/49	400	276,516
5.50%, 03/15/53(a)	650	560,341
5.75%, 04/15/54	800	712,515
6.00%, 05/01/55	400	367,809
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(a)	1,013	603,907
Inova Health System Foundation, 4.07%, 05/15/52	25	18,865
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	158,040
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,213	924,958
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,619	1,276,990
Series 2019, 3.27%, 11/01/49	643	426,738
Series 2021, 2.81%, 06/01/41	1,530	1,094,581
Series 2021, 3.00%, 06/01/51	2,855	1,770,227
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	821	705,645
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	900	662,241
Series 2020, 3.19%, 07/01/49(a)	913	596,301
Series 2020, 3.34%, 07/01/60	429	265,075
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	173,300
Series 2021, 3.20%, 11/15/61	1,301	787,933
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	250	200,701
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	325	228,205
Memorial Health Services, 3.45%, 11/01/49	423	285,248
Security	Par (000)	Value
Health Care Providers & Services (continued)
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	$130	$ 120,737
4.13%, 07/01/52	630	480,910
Series 2015, 4.20%, 07/01/55(a)	100	76,311
Series 2020, 2.96%, 01/01/50	1,505	946,477
Methodist Hospital, Series 20A, 2.71%, 12/01/50	1,042	610,577
Montefiore Obligated Group, 4.29%, 09/01/50	300	203,673
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	73,049
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	235,515
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	20,543
New York and Presbyterian Hospital
2.26%, 08/01/40	813	554,403
4.02%, 08/01/45	597	473,801
2.61%, 08/01/60(a)	413	214,405
Series 2019, 3.95%, 08/01/2119	470	306,818
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	230	174,932
4.26%, 11/01/47	200	155,867
3.81%, 11/01/49	1,644	1,171,104
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	100	58,511
Novant Health, Inc.
2.64%, 11/01/36	66	51,749
3.17%, 11/01/51	1,358	854,025
3.32%, 11/01/61(a)	341	205,490
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	375	218,649
NYU Langone Hospitals
4.78%, 07/01/44	200	176,572
4.37%, 07/01/47	645	532,755
Series 13-A, 5.75%, 07/01/43	600	587,607
Series 2020, 3.38%, 07/01/55(a)	900	585,608
OhioHealth Corp., 2.83%, 11/15/41	372	265,061
Orlando Health Obligated Group
4.09%, 10/01/48	200	154,981
3.33%, 10/01/50	125	84,363
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	350	294,549
Series 2020, 3.22%, 11/15/50	366	237,792
Piedmont Healthcare, Inc.
2.86%, 01/01/52	375	222,500
Series 2042, 2.72%, 01/01/42(a)	206	141,887
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	90,608
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,599	898,964
Queen’s Health Systems, 4.81%, 07/01/52	60	50,613
Quest Diagnostics, Inc., 4.70%, 03/30/45	263	227,104
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	257	164,745
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	213	127,781
Sentara Health, Series 2021, 2.93%, 11/01/51	63	38,341
Stanford Health Care
3.03%, 08/15/51	679	422,720
Series 2018, 3.80%, 11/15/48	500	369,191
Summa Health, 3.51%, 11/15/51	130	90,696
Sutter Health
5.55%, 08/15/53(a)	1,115	1,052,882
Series 2018, 4.09%, 08/15/48	27	20,856
Series 20A, 3.16%, 08/15/40	415	314,889
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Sutter Health (continued)
Series 20A, 3.36%, 08/15/50	$900	$ 601,605
Texas Health Resources
2.33%, 11/15/50	382	207,795
4.33%, 11/15/55	225	178,353
Trinity Health Corp.
4.13%, 12/01/45	1,200	948,865
Series 2019, 3.43%, 12/01/48	64	46,157
Series 2021, 2.63%, 12/01/40	29	20,284
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	187,887
UnitedHealth Group, Inc.
6.50%, 06/15/37	500	538,177
6.63%, 11/15/37	800	874,161
6.88%, 02/15/38	726	805,936
3.50%, 08/15/39	1,784	1,429,861
2.75%, 05/15/40	1,475	1,059,740
5.95%, 02/15/41	226	229,075
3.05%, 05/15/41	1,439	1,053,115
4.63%, 11/15/41	896	786,166
4.38%, 03/15/42	750	631,497
3.95%, 10/15/42	597	474,172
4.25%, 03/15/43	1,163	953,483
5.50%, 07/15/44	1,300	1,226,947
4.75%, 07/15/45	1,943	1,656,765
4.20%, 01/15/47	1,020	794,617
4.25%, 04/15/47	829	648,908
3.75%, 10/15/47	1,113	803,092
4.25%, 06/15/48	1,410	1,094,934
4.45%, 12/15/48	779	622,085
3.70%, 08/15/49	1,443	1,013,350
2.90%, 05/15/50	1,319	800,142
3.25%, 05/15/51	2,358	1,504,227
4.75%, 05/15/52	2,000	1,643,584
5.88%, 02/15/53	1,400	1,347,666
5.05%, 04/15/53	1,900	1,628,619
5.38%, 04/15/54	1,700	1,523,239
5.63%, 07/15/54	2,600	2,420,138
5.95%, 06/15/55(a)	85	83,328
3.88%, 08/15/59	1,354	915,463
3.13%, 05/15/60	1,200	685,319
4.95%, 05/15/62	1,250	1,015,628
6.05%, 02/15/63	795	771,026
5.20%, 04/15/63	1,805	1,531,556
5.50%, 04/15/64	1,200	1,066,031
5.75%, 07/15/64	1,950	1,803,592
UPMC, 5.38%, 05/15/43(a)	500	469,001
WakeMed, Series A, 3.29%, 10/01/52	159	102,392
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	100	61,242
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	278	232,145
Series 2021, 3.07%, 03/01/51	300	182,280
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	257	143,785
		124,505,994
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.85%, 04/15/49	363	296,225
4.00%, 02/01/50	379	271,256
3.00%, 05/18/51(a)	400	242,270
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
3.55%, 03/15/52(a)	$565	$ 372,942
5.15%, 04/15/53	445	374,835
5.63%, 05/15/54	600	541,947
Healthpeak OP LLC, 6.75%, 02/01/41	275	295,268
Ventas Realty LP
5.70%, 09/30/43	275	263,898
4.38%, 02/01/45	350	283,203
4.88%, 04/15/49	200	167,599
Welltower OP LLC
6.50%, 03/15/41	450	486,245
4.95%, 09/01/48	550	483,541
		4,079,229
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48(a)	213	167,727
Marriott International, Inc.
5.50%, 04/15/37	1,400	1,376,541
5.10%, 05/01/38	725	679,946
McDonald’s Corp.
6.30%, 10/15/37	875	933,558
5.70%, 02/01/39	300	302,779
4.88%, 07/15/40	139	127,947
3.70%, 02/15/42	826	642,296
3.63%, 05/01/43	275	206,957
4.60%, 05/26/45	579	485,189
4.88%, 12/09/45	1,679	1,453,317
4.45%, 03/01/47	1,163	939,327
4.45%, 09/01/48	475	379,964
3.63%, 09/01/49	1,999	1,386,950
4.20%, 04/01/50	622	475,058
5.15%, 09/09/52(a)	700	611,376
5.45%, 08/14/53(a)	940	859,957
Series I, 6.30%, 03/01/38	579	616,017
Starbucks Corp.
4.30%, 06/15/45(a)	200	159,468
3.75%, 12/01/47	679	485,252
4.50%, 11/15/48	635	507,789
4.45%, 08/15/49	1,075	849,698
3.35%, 03/12/50	554	360,672
3.50%, 11/15/50	1,135	757,021
		14,764,806
Household Durables — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51(a)	550	324,596
Sekisui House U.S., Inc.
6.00%, 01/15/43	529	468,422
3.97%, 08/06/61(a)	300	187,522
		980,540
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	270	204,986
5.00%, 06/15/52(a)	426	368,552
Kimberly-Clark Corp.
6.63%, 08/01/37	800	887,872
5.30%, 03/01/41	413	404,010
3.20%, 07/30/46	511	347,019
3.90%, 05/04/47	470	355,540
2.88%, 02/07/50(a)	360	222,985
		2,790,964

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37(a)	$550	$ 560,233
3.88%, 06/15/44	300	229,304
3.13%, 09/19/46(a)	763	501,617
3.63%, 10/15/47	400	281,861
4.00%, 09/14/48(a)	1,079	807,450
3.25%, 08/26/49	955	620,978
3.70%, 04/15/50	518	363,175
Eaton Corp.
4.15%, 11/02/42	988	816,803
3.92%, 09/15/47	250	190,143
4.70%, 08/23/52(a)	625	527,100
5.45%, 03/06/56(a)	1,350	1,253,863
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	520,855
3.90%, 09/01/42	1,275	1,022,782
Parker-Hannifin Corp.
4.45%, 11/21/44	525	439,479
4.10%, 03/01/47	413	322,973
4.00%, 06/14/49	663	502,102
Series A, 6.25%, 05/15/38	495	529,935
		9,490,653
Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	440	334,786
4.75%, 01/15/49(a)	718	605,819
Alleghany Corp.
4.90%, 09/15/44	150	130,065
3.25%, 08/15/51(a)	404	255,116
Allstate Corp.
4.50%, 06/15/43	497	414,355
4.20%, 12/15/46	704	547,319
3.85%, 08/10/49	834	599,931
(3-mo. SOFR US + 2.38%), 6.50%, 05/15/67(c)	525	532,110
American Financial Group, Inc., 4.50%, 06/15/47	645	509,222
American International Group, Inc.
4.50%, 07/16/44	750	627,846
4.80%, 07/10/45	375	322,934
4.75%, 04/01/48(a)	854	718,428
4.38%, 06/30/50	1,013	799,355
Aon Corp., 6.25%, 09/30/40	105	110,275
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51(a)	1,100	642,939
3.90%, 02/28/52	1,139	798,224
Aon Global Ltd.
4.60%, 06/14/44	588	488,992
4.75%, 05/15/45	463	388,881
Aon North America, Inc., 5.75%, 03/01/54	1,810	1,681,889
Arch Capital Group Ltd.
3.64%, 06/30/50	1,079	748,653
5.95%, 06/15/56	730	703,514
Arthur J Gallagher & Co.
3.50%, 05/20/51(a)	963	632,132
3.05%, 03/09/52	200	118,523
5.75%, 03/02/53	624	574,089
6.75%, 02/15/54	535	561,280
5.75%, 07/15/54(a)	455	422,017
5.55%, 02/15/55(a)	1,805	1,624,325
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	266,037
Security	Par (000)	Value
Insurance (continued)
Athene Holding Ltd.
3.95%, 05/25/51	$544	$ 356,547
3.45%, 05/15/52(a)	475	280,502
6.25%, 04/01/54(a)	800	714,426
6.63%, 05/19/55(a)	750	702,826
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	500	521,058
4.40%, 05/15/42	676	579,473
4.30%, 05/15/43	563	476,898
4.20%, 08/15/48	2,359	1,837,129
4.25%, 01/15/49	1,879	1,473,183
2.85%, 10/15/50	1,604	963,864
2.50%, 01/15/51(a)	928	515,987
3.85%, 03/15/52	2,792	2,009,808
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	793,055
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	485	321,022
3.85%, 12/22/51	450	244,716
Brown & Brown, Inc.
4.95%, 03/17/52(a)	620	500,876
6.25%, 06/23/55	970	937,212
Chubb INA Holdings LLC
6.00%, 05/11/37	625	651,247
4.15%, 03/13/43	397	324,561
4.35%, 11/03/45	1,559	1,279,674
2.85%, 12/15/51(a)	838	505,116
3.05%, 12/15/61	886	507,644
Series 1, 6.50%, 05/15/38	526	573,103
Corebridge Financial, Inc.
4.35%, 04/05/42	525	428,280
4.40%, 04/05/52(a)	1,230	932,998
Equitable Holdings, Inc., 5.00%, 04/20/48	1,267	1,071,741
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	317,596
3.50%, 10/15/50	913	592,036
3.13%, 10/15/52	1,015	599,950
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	859,796
6.10%, 03/15/55	500	467,692
6.50%, 05/20/55	230	226,610
6.20%, 06/08/56(b)	555	525,490
Fidelity National Financial, Inc., 3.20%, 09/17/51(a)	422	252,795
Hartford Insurance Group, Inc.
5.95%, 10/15/36	200	205,244
6.10%, 10/01/41	376	384,189
4.30%, 04/15/43	400	327,530
4.40%, 03/15/48	500	399,039
3.60%, 08/19/49	856	591,889
2.90%, 09/15/51	629	373,912
Jackson Financial, Inc.
6.15%, 01/15/37	265	258,989
4.00%, 11/23/51	700	453,443
Lincoln National Corp.
6.30%, 10/09/37	413	424,726
7.00%, 06/15/40	575	613,663
4.35%, 03/01/48	215	159,401
Loews Corp., 4.13%, 05/15/43	375	301,786
Manulife Financial Corp., 5.38%, 03/04/46	704	652,317
Markel Group, Inc.
5.00%, 04/05/46	525	451,086
4.30%, 11/01/47	145	111,245
5.00%, 05/20/49	575	482,517
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Markel Group, Inc. (continued)
4.15%, 09/17/50	$538	$ 394,463
3.45%, 05/07/52	525	337,168
6.00%, 05/16/54	615	585,803
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	575	528,915
5.35%, 11/15/44	330	304,768
4.35%, 01/30/47	513	407,063
4.20%, 03/01/48(a)	538	414,772
4.90%, 03/15/49	1,329	1,128,473
2.90%, 12/15/51	518	307,370
6.25%, 11/01/52	400	404,427
5.45%, 03/15/53	860	781,230
5.70%, 09/15/53	825	775,238
5.45%, 03/15/54	550	499,461
5.40%, 03/15/55	1,360	1,224,033
MetLife, Inc.
5.88%, 02/06/41	855	859,188
4.13%, 08/13/42	825	668,746
4.88%, 11/13/43	1,036	916,605
4.72%, 12/15/44	450	382,612
4.05%, 03/01/45	1,013	793,057
4.60%, 05/13/46	793	662,858
5.00%, 07/15/52(a)	1,185	1,015,871
5.25%, 01/15/54(a)	1,200	1,068,632
6.40%, 12/15/66	1,450	1,462,862
Nationwide Financial Services, Inc., 6.75%, 05/15/87(a)	440	434,407
Old Republic International Corp., 3.85%, 06/11/51	750	511,465
Principal Financial Group, Inc.
6.05%, 10/15/36	575	597,200
5.30%, 01/15/37	200	193,861
4.63%, 09/15/42	250	214,326
4.35%, 05/15/43	250	204,068
4.30%, 11/15/46	713	565,447
5.50%, 03/15/53	325	298,842
Progressive Corp.
4.35%, 04/25/44	351	287,221
3.70%, 01/26/45	330	246,833
4.13%, 04/15/47(a)	913	708,028
4.20%, 03/15/48	438	342,415
3.95%, 03/26/50	563	417,219
3.70%, 03/15/52	655	457,430
Prudential Financial, Inc.
3.00%, 03/10/40	579	429,648
6.63%, 06/21/40(a)	200	217,288
4.60%, 05/15/44	663	557,977
3.91%, 12/07/47	963	705,095
4.42%, 03/27/48	550	436,821
3.94%, 12/07/49	1,077	779,814
4.35%, 02/25/50	1,054	819,541
3.70%, 03/13/51(a)	1,211	838,897
Series D, 5.70%, 12/14/36(a)	1,100	1,114,320
Series D, 6.63%, 12/01/37	375	404,829
Reinsurance Group of America, Inc., (5-year CMT + 2.34%), 6.38%, 09/15/56(c)	200	195,140
Selective Insurance Group, Inc., 5.38%, 03/01/49(a)	325	290,633
Transatlantic Holdings, Inc., 8.00%, 11/30/39	426	506,334
Travelers Cos., Inc.
6.25%, 06/15/37(a)	963	1,023,054
5.35%, 11/01/40	750	725,859
4.60%, 08/01/43	302	259,665
Security	Par (000)	Value
Insurance (continued)
Travelers Cos., Inc. (continued)
4.30%, 08/25/45	$363	$ 293,340
3.75%, 05/15/46	550	408,236
4.00%, 05/30/47	713	544,174
4.05%, 03/07/48	350	267,486
4.10%, 03/04/49	488	373,025
2.55%, 04/27/50	575	326,242
3.05%, 06/08/51	1,229	762,786
5.45%, 05/25/53	650	597,310
5.70%, 07/24/55	570	544,542
Unum Group
5.75%, 08/15/42	413	396,946
4.50%, 12/15/49	488	371,682
4.13%, 06/15/51	600	427,543
6.00%, 06/15/54	330	308,477
W.R. Berkley Corp.
4.75%, 08/01/44	275	237,652
4.00%, 05/12/50	763	560,997
3.55%, 03/30/52	463	311,287
3.15%, 09/30/61	350	202,187
Willis North America, Inc.
5.05%, 09/15/48	300	255,679
3.88%, 09/15/49	630	446,332
5.90%, 03/05/54	950	900,734
XL Group Ltd., 5.25%, 12/15/43	300	274,405
		85,213,297
Interactive Media & Services — 2.3%
Alphabet, Inc.
1.90%, 08/15/40(a)	1,291	826,961
5.35%, 11/15/45	1,850	1,692,388
5.50%, 02/15/46	2,090	1,940,513
2.05%, 08/15/50(a)	2,409	1,192,994
5.25%, 05/15/55	1,505	1,305,729
5.45%, 11/15/55	3,910	3,482,177
5.65%, 02/15/56(a)	3,720	3,428,914
2.25%, 08/15/60	2,251	1,034,124
5.30%, 05/15/65	1,535	1,297,275
5.75%, 02/15/66	1,665	1,508,618
5.70%, 11/15/75	2,815	2,493,079
Meta Platforms, Inc.
5.50%, 11/15/45	5,900	5,107,327
6.20%, 05/15/46	2,500	2,349,361
4.45%, 08/15/52(a)	2,949	2,097,822
5.60%, 05/15/53	2,170	1,814,574
5.40%, 08/15/54	3,040	2,468,745
5.63%, 11/15/55	5,900	4,939,327
6.30%, 05/15/56	5,900	5,411,922
4.65%, 08/15/62	1,500	1,043,030
5.75%, 05/15/63	1,740	1,440,651
5.55%, 08/15/64	2,475	1,975,877
5.75%, 11/15/65	5,180	4,272,974
6.45%, 05/15/66	4,100	3,753,158
Netflix, Inc., 5.40%, 08/15/54(a)	820	750,920
		57,628,460
Internet Software & Services — 2.0%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	1,078	949,836
2.70%, 02/09/41(a)	950	677,396
4.20%, 12/06/47	1,951	1,528,092
3.15%, 02/09/51(a)	1,366	865,219
5.63%, 11/26/54(a)	600	566,119
4.40%, 12/06/57(a)	1,078	829,647

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Alibaba Group Holding Ltd. (continued)
3.25%, 02/09/61(a)	$1,150	$ 685,983
Amazon.com, Inc.
3.88%, 08/22/37	2,629	2,277,149
2.88%, 05/12/41	2,185	1,538,833
4.95%, 12/05/44(a)	1,438	1,272,563
5.65%, 03/13/46	2,375	2,218,569
6.00%, 07/09/46(a)	2,200	2,139,666
4.05%, 08/22/47	3,248	2,413,394
2.50%, 06/03/50	3,029	1,623,547
3.10%, 05/12/51	3,759	2,269,103
3.95%, 04/13/52(a)	2,451	1,716,349
5.45%, 11/20/55	2,825	2,479,316
5.80%, 03/13/56	5,490	5,055,558
6.10%, 07/09/56(a)	3,900	3,741,127
4.25%, 08/22/57(a)	1,834	1,322,877
2.70%, 06/03/60	2,029	1,018,627
3.25%, 05/12/61	1,879	1,061,263
4.10%, 04/13/62	1,629	1,109,498
5.55%, 11/20/65	1,825	1,577,165
5.95%, 03/13/66	2,745	2,521,590
6.25%, 07/09/66	2,200	2,106,738
6.05%, 03/13/76	2,825	2,612,003
AppLovin Corp., 5.95%, 12/01/54	515	467,098
eBay, Inc.
4.00%, 07/15/42	800	612,421
3.65%, 05/10/51	913	627,121
JD.com, Inc., 4.13%, 01/14/50(a)	250	196,263
Uber Technologies, Inc., 5.35%, 09/15/54(a)	1,210	1,068,659
		51,148,789
IT Services — 0.5%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	766	539,795
4.50%, 08/15/46	400	314,626
Fiserv, Inc., 4.40%, 07/01/49(a)	500	375,012
IBM International Capital Pte. Ltd.(a)
5.25%, 02/05/44	950	831,323
5.30%, 02/05/54	1,350	1,126,875
International Business Machines Corp.
4.15%, 05/15/39	2,270	1,888,999
5.60%, 11/30/39	850	824,522
2.85%, 05/15/40	655	455,576
4.00%, 06/20/42	1,042	801,716
4.70%, 02/19/46(a)	691	555,022
4.25%, 05/15/49	2,795	2,020,471
2.95%, 05/15/50(a)	964	551,699
3.43%, 02/09/52(a)	350	215,152
4.90%, 07/27/52(a)	800	634,179
5.10%, 02/06/53	450	365,132
5.70%, 02/10/55(a)	800	705,389
5.80%, 02/03/56(a)	765	686,469
7.13%, 12/01/96(a)	450	475,346
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	544	377,567
		13,744,870
Leisure Products — 0.1%
Harley-Davidson, Inc., 4.63%, 07/28/45	446	324,953
Hasbro, Inc., 6.35%, 03/15/40(a)	488	501,564
Security	Par (000)	Value
Leisure Products (continued)
Mattel, Inc., 5.45%, 11/01/41(a)	$250	$ 224,461
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	1,170	1,098,993
		2,149,971
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 08/15/36(a)	590	629,472
5.20%, 05/27/41(a)	594	577,300
3.80%, 08/15/42	1,603	1,281,667
4.30%, 05/15/44	325	271,446
3.25%, 09/19/49(a)	1,029	689,105
3.25%, 04/09/50(a)	1,229	825,623
5.50%, 05/15/55(a)	380	367,952
4.75%, 05/15/64(a)	475	395,830
Deere & Co.
3.90%, 06/09/42	1,429	1,163,821
2.88%, 09/07/49(a)	292	183,083
3.75%, 04/15/50	650	475,174
5.70%, 01/19/55(a)	780	761,691
Dover Corp., 5.38%, 03/01/41(a)	300	289,175
Ingersoll Rand, Inc., 5.70%, 06/15/54	565	532,829
Otis Worldwide Corp.
3.11%, 02/15/40	754	564,146
3.36%, 02/15/50	576	384,644
Rockwell Automation, Inc.
4.20%, 03/01/49	429	340,501
2.80%, 08/15/61(a)	410	218,829
Snap-on, Inc.
4.10%, 03/01/48(a)	350	269,427
3.10%, 05/01/50	404	259,334
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	322,434
4.85%, 11/15/48	463	378,877
2.75%, 11/15/50(a)	775	435,495
Xylem, Inc., 4.38%, 11/01/46	413	332,041
		11,949,896
Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38	729	623,042
3.50%, 06/01/41	1,479	1,000,136
3.50%, 03/01/42	1,263	837,427
6.48%, 10/23/45	3,301	2,861,289
5.38%, 05/01/47	2,543	1,924,877
5.75%, 04/01/48	2,334	1,833,190
5.13%, 07/01/49	1,229	885,319
4.80%, 03/01/50	2,626	1,831,238
3.70%, 04/01/51	2,271	1,335,620
3.90%, 06/01/52	2,225	1,328,323
5.25%, 04/01/53(a)	1,452	1,056,855
6.83%, 10/23/55	463	405,703
6.70%, 12/01/55	850	749,871
3.85%, 04/01/61	2,042	1,107,900
4.40%, 12/01/61	1,514	902,701
3.95%, 06/30/62	1,593	871,422
5.50%, 04/01/63(a)	900	638,659
Comcast Corp.
5.17%, 01/15/37(a)(b)	800	745,197
6.45%, 03/15/37	550	566,922
6.95%, 08/15/37	200	212,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
3.90%, 03/01/38	$1,363	$ 1,112,543
4.60%, 10/15/38	1,070	930,800
6.55%, 07/01/39	200	203,757
3.25%, 11/01/39	1,579	1,147,743
3.75%, 04/01/40	1,529	1,174,774
4.65%, 07/15/42	475	381,722
4.75%, 03/01/44	308	248,221
4.60%, 08/15/45	436	336,667
3.40%, 07/15/46(a)	1,413	895,303
4.00%, 08/15/47	963	658,653
3.97%, 11/01/47	1,993	1,347,563
4.00%, 03/01/48	1,263	858,885
4.70%, 10/15/48	1,936	1,461,794
4.00%, 11/01/49	2,339	1,561,362
3.45%, 02/01/50	2,100	1,268,356
2.80%, 01/15/51	1,950	1,026,428
2.89%, 11/01/51(a)	4,559	2,412,110
2.45%, 08/15/52(a)	2,184	1,040,816
4.05%, 11/01/52	797	527,385
5.35%, 05/15/53(a)	1,310	1,065,350
5.65%, 06/01/54(a)	1,190	1,009,739
6.05%, 05/15/55(a)	1,000	903,700
2.94%, 11/01/56	5,826	2,940,262
4.95%, 10/15/58	829	618,708
2.65%, 08/15/62(a)	1,250	562,227
2.99%, 11/01/63	4,029	1,952,077
5.50%, 05/15/64(a)	1,365	1,093,749
Fox Corp.
5.48%, 01/25/39	1,254	1,187,144
5.58%, 01/25/49(a)	1,604	1,434,627
NBCUniversal Media LLC
6.40%, 04/30/40	300	321,658
5.95%, 04/01/41	516	530,626
4.45%, 01/15/43	880	753,967
Space Exploration Technologies Corp.(b)
6.60%, 07/15/46	2,200	1,959,946
6.65%, 07/15/56	3,225	2,836,005
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,389,903
7.30%, 07/01/38	1,625	1,607,536
6.75%, 06/15/39	1,426	1,343,230
5.88%, 11/15/40	1,188	1,016,776
5.50%, 09/01/41	1,275	1,053,013
4.50%, 09/15/42	1,263	916,751
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	400	342,870
3.70%, 12/01/42	500	383,306
4.13%, 06/01/44	988	787,360
3.00%, 07/30/46	600	391,693
Series E, 4.13%, 12/01/41	488	404,996
Walt Disney Co.
6.15%, 03/01/37	300	318,677
6.65%, 11/15/37	1,186	1,297,278
4.63%, 03/23/40(a)	854	774,069
3.50%, 05/13/40	1,675	1,332,894
6.15%, 02/15/41	650	675,451
5.40%, 10/01/43	650	614,902
4.75%, 09/15/44(a)	413	356,077
4.95%, 10/15/45	350	306,686
7.75%, 12/01/45(a)	250	299,685
4.75%, 11/15/46	573	487,374
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
2.75%, 09/01/49	$2,379	$ 1,405,984
4.70%, 03/23/50(a)	1,352	1,125,535
3.60%, 01/13/51	2,724	1,884,564
3.80%, 05/13/60(a)	1,439	985,810
		80,985,193
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	754,466
6.75%, 03/01/41	425	447,879
6.35%, 06/17/54(a)	475	480,046
Barrick Gold Corp., 5.25%, 04/01/42	450	420,952
Barrick North America Finance LLC
5.70%, 05/30/41	713	697,090
5.75%, 05/01/43	663	640,938
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	688	693,360
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,013	842,174
5.00%, 09/30/43	2,434	2,205,874
5.50%, 09/08/53(a)	685	643,649
5.75%, 09/05/55	910	878,915
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,644	1,526,763
Newmont Corp.
4.88%, 03/15/42	413	377,012
5.45%, 06/09/44	305	286,726
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	575	443,589
Nucor Corp.
6.40%, 12/01/37	550	590,554
5.20%, 08/01/43	350	327,411
4.40%, 05/01/48(a)	350	283,936
3.85%, 04/01/52	650	470,908
2.98%, 12/15/55	538	317,240
Precision Castparts Corp.
3.90%, 01/15/43	425	338,100
4.38%, 06/15/45	338	278,561
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,135,959
2.75%, 11/02/51	1,189	693,781
Rio Tinto Finance USA PLC
4.75%, 03/22/42	563	502,599
4.13%, 08/21/42	788	646,936
5.13%, 03/09/53(a)	1,280	1,128,030
5.75%, 03/14/55	1,455	1,400,420
5.88%, 03/14/65	600	578,143
Southern Copper Corp.
6.75%, 04/16/40	1,119	1,208,744
5.25%, 11/08/42	1,600	1,464,605
5.88%, 04/23/45(a)	1,438	1,403,752
Steel Dynamics, Inc.
3.25%, 10/15/50	721	462,486
5.75%, 05/15/55	350	332,511
Vale Overseas Ltd.
6.88%, 11/21/36(a)	929	1,015,260
6.88%, 11/10/39	1,026	1,119,677
6.40%, 06/28/54	1,675	1,665,804
Vale SA, 5.63%, 09/11/42(a)	679	656,557
Valmont Industries, Inc., 5.00%, 10/01/44	729	631,017
		29,992,424

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities — 0.0%
Consumers Energy Co., 6.10%, 08/15/56	$175	$ 174,509
Oil, Gas & Consumable Fuels — 8.1%
APA Corp.
6.00%, 01/15/37	600	598,497
5.10%, 09/01/40	375	337,617
5.35%, 07/01/49	350	293,120
6.75%, 02/15/55	400	399,675
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,905	1,391,512
3.00%, 02/24/50	1,879	1,162,777
2.77%, 11/10/50	1,584	929,298
2.94%, 06/04/51	1,967	1,188,393
3.00%, 03/17/52	1,148	698,293
3.38%, 02/08/61	2,077	1,270,360
Burlington Resources LLC, 5.95%, 10/15/36	250	260,229
Canadian Natural Resources Ltd.
6.50%, 02/15/37	500	530,569
6.25%, 03/15/38	900	932,744
6.75%, 02/01/39	350	374,180
4.95%, 06/01/47	943	802,963
Cenovus Energy, Inc.
5.25%, 06/15/37	465	441,532
6.75%, 11/15/39	578	623,776
5.40%, 06/15/47	677	601,484
3.75%, 02/15/52(a)	709	487,638
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	563	471,443
Cheniere Energy Partners LP(b)
5.35%, 11/30/36	410	398,454
6.05%, 11/30/56(a)	710	680,945
Cheniere Energy, Inc., 6.00%, 07/30/56(a)(b)	910	869,176
Chevron Corp., 3.08%, 05/11/50	1,200	766,301
Chevron USA, Inc.
6.00%, 03/01/41	350	371,852
5.25%, 11/15/43	250	238,040
2.34%, 08/12/50(a)	838	455,721
CNOOC Finance 2013 Ltd.
4.25%, 05/09/43	450	394,439
3.30%, 09/30/49	800	580,634
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	172,138
CNOOC Petroleum North America ULC
6.40%, 05/15/37	650	727,518
7.50%, 07/30/39	400	495,493
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	450	430,522
ConocoPhillips
5.90%, 05/15/38	225	232,529
6.50%, 02/01/39	1,650	1,784,570
4.88%, 10/01/47	500	426,911
ConocoPhillips Co.
3.76%, 03/15/42	830	647,212
4.30%, 11/15/44	529	428,546
5.95%, 03/15/46	400	395,610
3.80%, 03/15/52	1,388	972,198
5.30%, 05/15/53	680	602,942
5.55%, 03/15/54	940	866,159
5.50%, 01/15/55(a)	1,215	1,110,430
4.03%, 03/15/62	1,955	1,348,049
5.70%, 09/15/63	600	552,779
5.65%, 01/15/65	590	539,888
Continental Resources, Inc., 4.90%, 06/01/44	743	591,446
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, 5.60%, 04/01/44	$250	$ 230,509
Devon Energy Corp.
5.60%, 07/15/41	1,013	971,793
4.75%, 05/15/42	769	661,140
5.00%, 06/15/45	688	592,399
5.75%, 09/15/54(a)	1,195	1,100,833
5.90%, 02/15/55(b)	685	640,309
Diamondback Energy, Inc.
6.25%, 03/15/53(a)	675	670,235
5.75%, 04/18/54(a)	1,685	1,568,320
5.90%, 04/18/64	900	836,133
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	850	774,153
6.20%, 01/15/55(a)	430	422,446
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	225	194,328
4.60%, 12/15/44	500	414,089
Enbridge Energy Partners LP
5.50%, 09/15/40(a)	575	550,004
7.38%, 10/15/45	335	372,540
Series B, 7.50%, 04/15/38(a)	350	396,245
Enbridge, Inc.
4.50%, 06/10/44	613	505,424
5.50%, 12/01/46	1,050	968,793
4.00%, 11/15/49	454	329,423
3.40%, 08/01/51	1,139	733,979
6.70%, 11/15/53	1,135	1,189,894
5.95%, 04/05/54	1,060	1,013,079
Energy Transfer LP
6.63%, 10/15/36	370	392,462
7.50%, 07/01/38	500	563,311
6.05%, 06/01/41	700	693,235
6.50%, 02/01/42	963	986,893
6.10%, 02/15/42	250	243,409
4.95%, 01/15/43	538	461,058
5.15%, 02/01/43	413	360,262
5.95%, 10/01/43	397	376,742
5.30%, 04/01/44	826	727,994
5.00%, 05/15/44	413	349,119
5.15%, 03/15/45	1,279	1,103,625
5.35%, 05/15/45	913	798,433
6.13%, 12/15/45	1,036	993,870
5.30%, 04/15/47	1,120	965,035
5.40%, 10/01/47	1,449	1,262,860
6.00%, 06/15/48	1,000	933,966
6.25%, 04/15/49	1,629	1,566,726
5.00%, 05/15/50	2,200	1,780,914
5.95%, 05/15/54	1,675	1,537,529
6.05%, 09/01/54(a)	1,175	1,092,271
6.20%, 04/01/55	750	711,724
6.30%, 01/15/56	800	769,506
Series 20Y, 5.80%, 06/15/38	450	447,562
Enterprise Products Operating LLC
7.55%, 04/15/38	400	463,133
6.13%, 10/15/39	600	622,892
6.45%, 09/01/40	600	638,031
5.95%, 02/01/41	697	707,233
4.85%, 08/15/42	850	757,535
4.45%, 02/15/43	1,308	1,101,444
4.85%, 03/15/44	1,829	1,604,249
5.10%, 02/15/45	1,186	1,064,190
4.90%, 05/15/46	1,161	1,003,999
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.25%, 02/15/48	$1,279	$ 1,002,903
4.80%, 02/01/49	929	783,187
4.20%, 01/31/50	1,078	828,766
3.70%, 01/31/51	625	438,047
3.20%, 02/15/52	1,204	757,270
3.30%, 02/15/53	756	481,159
4.95%, 10/15/54	750	635,062
5.55%, 02/16/55(a)	1,225	1,135,223
3.95%, 01/31/60	1,000	693,844
EOG Resources, Inc.
4.95%, 04/15/50	613	522,237
5.65%, 12/01/54(a)	855	798,767
5.95%, 07/15/55	720	701,345
Equinor ASA
3.63%, 04/06/40	829	670,337
5.10%, 08/17/40	911	864,441
4.25%, 11/23/41	600	509,902
3.95%, 05/15/43	750	595,353
4.80%, 11/08/43	450	400,193
3.25%, 11/18/49	945	622,472
3.70%, 04/06/50	1,169	839,798
Exxon Mobil Corp.
3.00%, 08/16/39	1,213	934,328
4.23%, 03/19/40	1,919	1,684,556
3.57%, 03/06/45	1,025	759,730
4.11%, 03/01/46	2,404	1,907,629
3.10%, 08/16/49(a)	1,443	930,614
4.33%, 03/19/50	2,468	1,965,081
3.45%, 04/15/51	2,665	1,809,838
Hess Corp.
6.00%, 01/15/40	600	616,047
5.60%, 02/15/41	1,254	1,234,093
5.80%, 04/01/47(a)	854	830,069
Kinder Morgan Energy Partners LP
6.50%, 02/01/37(a)	576	611,004
6.95%, 01/15/38	1,286	1,404,348
6.50%, 09/01/39	600	627,976
6.55%, 09/15/40	550	577,537
7.50%, 11/15/40	300	341,182
6.38%, 03/01/41	413	425,170
5.63%, 09/01/41	300	286,347
5.00%, 08/15/42	650	571,185
4.70%, 11/01/42(a)	400	338,381
5.00%, 03/01/43	763	668,736
5.50%, 03/01/44	745	682,998
5.40%, 09/01/44	363	328,505
Kinder Morgan, Inc.
5.55%, 06/01/45(a)	1,486	1,372,328
5.05%, 02/15/46	770	663,775
5.20%, 03/01/48	886	770,475
3.25%, 08/01/50	500	313,787
3.60%, 02/15/51(a)	1,829	1,221,054
5.45%, 08/01/52	225	199,826
5.95%, 08/01/54(a)	820	785,677
08/01/56(e)	1,080	1,050,386
Marathon Petroleum Corp.
6.50%, 03/01/41	1,225	1,280,790
4.75%, 09/15/44	863	726,029
4.50%, 04/01/48	459	359,191
5.00%, 09/15/54(a)	400	329,154
MPLX LP
4.50%, 04/15/38	1,425	1,261,364
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.20%, 03/01/47	$1,029	$ 887,824
5.20%, 12/01/47	913	784,628
4.70%, 04/15/48	1,586	1,266,035
5.50%, 02/15/49	1,504	1,329,825
4.95%, 03/14/52	1,321	1,068,186
5.65%, 03/01/53	690	616,860
5.95%, 04/01/55(a)	900	835,827
6.20%, 09/15/55	955	915,662
6.10%, 04/01/56	500	473,330
4.90%, 04/15/58	400	315,933
Occidental Petroleum Corp.
6.45%, 09/15/36	1,600	1,684,806
7.95%, 06/15/39	275	318,005
6.20%, 03/15/40	700	705,635
6.60%, 03/15/46	1,050	1,073,707
4.40%, 04/15/46	575	460,227
4.20%, 03/15/48	200	152,476
6.05%, 10/01/54(a)	990	955,911
ONEOK Partners LP
6.65%, 10/01/36	500	531,747
6.85%, 10/15/37	700	754,873
6.13%, 02/01/41	575	576,244
6.20%, 09/15/43	250	246,728
ONEOK, Inc.
5.15%, 10/15/43	600	525,109
5.60%, 04/01/44	300	272,618
5.05%, 04/01/45	400	338,051
4.25%, 09/15/46	563	422,388
5.45%, 06/01/47	350	306,633
4.95%, 07/13/47	504	416,181
4.20%, 10/03/47	460	339,904
5.20%, 07/15/48	763	649,359
4.85%, 02/01/49	550	442,831
4.45%, 09/01/49	625	477,470
3.95%, 03/01/50	1,011	699,098
7.15%, 01/15/51(a)	250	267,434
6.63%, 09/01/53	1,450	1,454,587
5.70%, 11/01/54	1,900	1,683,730
6.25%, 10/15/55	1,400	1,338,620
5.85%, 11/01/64	575	513,578
Ovintiv, Inc.
6.63%, 08/15/37(a)	575	603,938
6.50%, 02/01/38	443	459,264
7.10%, 07/15/53(a)	500	534,775
Phillips 66
5.88%, 05/01/42	1,326	1,305,077
4.88%, 11/15/44	1,636	1,404,828
3.30%, 03/15/52	967	604,408
Phillips 66 Co.
4.68%, 02/15/45	600	496,701
4.90%, 10/01/46	713	601,982
5.65%, 06/15/54	450	409,659
5.50%, 03/15/55	525	468,897
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	800	849,547
5.15%, 06/01/42	350	311,865
4.30%, 01/31/43	300	238,667
4.70%, 06/15/44	720	599,628
4.90%, 02/15/45	579	492,633
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	378	389,398
Shell Finance U.S., Inc.
6.38%, 12/15/38	2,676	2,848,301

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell Finance U.S., Inc. (continued)
5.50%, 03/25/40	$825	$ 813,410
5.13%, 10/15/41	200	186,429
4.55%, 08/12/43	1,259	1,070,138
4.38%, 05/11/45	2,373	1,937,928
4.00%, 05/10/46	1,736	1,332,868
3.75%, 09/12/46	895	661,888
3.13%, 11/07/49	1,378	881,592
3.25%, 04/06/50(a)	1,839	1,212,288
3.00%, 11/26/51	625	385,291
Shell International Finance BV
6.38%, 12/15/38(a)	200	214,228
2.88%, 11/26/41	963	681,646
3.63%, 08/21/42	600	460,157
4.38%, 05/11/45	500	407,584
4.00%, 05/10/46	500	387,000
3.25%, 04/06/50(a)	600	394,550
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(a)	625	574,662
Spectra Energy Partners LP
5.95%, 09/25/43	100	98,056
4.50%, 03/15/45	810	655,642
Suncor Energy, Inc.
6.80%, 05/15/38	683	735,481
6.50%, 06/15/38	650	683,587
6.85%, 06/01/39	413	446,398
4.00%, 11/15/47	929	682,022
3.75%, 03/04/51(a)	721	505,481
Targa Resources Corp.
4.95%, 04/15/52	852	693,247
6.25%, 07/01/52	450	437,844
6.50%, 02/15/53(a)	750	751,358
6.13%, 05/15/55	920	876,409
6.05%, 05/15/56	750	706,719
TotalEnergies Capital International SA
2.99%, 06/29/41	1,050	762,265
3.46%, 07/12/49	1,013	688,633
3.13%, 05/29/50	2,404	1,522,226
3.39%, 06/29/60	629	389,006
TotalEnergies Capital SA
5.49%, 04/05/54	1,875	1,727,678
5.28%, 09/10/54	950	847,728
5.64%, 04/05/64	1,100	1,013,663
5.43%, 09/10/64	1,225	1,089,672
TransCanada PipeLines Ltd.
6.20%, 10/15/37	930	962,506
7.25%, 08/15/38	513	573,764
7.63%, 01/15/39	1,063	1,222,606
6.10%, 06/01/40(a)	800	814,371
5.00%, 10/16/43	400	360,796
4.88%, 05/15/48(a)	775	663,229
5.10%, 03/15/49(a)	1,185	1,067,224
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	150	141,918
4.45%, 08/01/42	438	366,431
4.60%, 03/15/48	780	630,937
3.95%, 05/15/50	513	375,056
5.75%, 03/15/56	750	701,157
Valero Energy Corp.
6.63%, 06/15/37	1,525	1,642,999
4.90%, 03/15/45	513	444,158
3.65%, 12/01/51	625	419,436
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
4.00%, 06/01/52(a)	$719	$ 509,548
Western Midstream Operating LP
5.45%, 04/01/44	605	532,783
5.30%, 03/01/48	1,025	856,847
5.50%, 08/15/48	375	321,705
5.25%, 02/01/50	950	789,588
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,353,887
5.80%, 11/15/43	200	190,981
5.40%, 03/04/44	229	208,358
5.75%, 06/24/44	779	741,958
4.90%, 01/15/45	563	478,766
5.10%, 09/15/45	845	736,306
4.85%, 03/01/48	613	509,218
3.50%, 10/15/51	800	525,667
5.30%, 08/15/52	1,020	883,800
5.80%, 11/15/54	900	835,866
6.00%, 03/15/55	395	376,877
5.95%, 03/15/56	715	673,010
Woodside Finance Ltd., 5.70%, 09/12/54	825	755,506
		203,547,039
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	256,843
International Paper Co.
7.30%, 11/15/39	400	441,592
6.00%, 11/15/41	650	641,176
4.80%, 06/15/44(a)	716	602,192
5.15%, 05/15/46(a)	450	389,051
4.40%, 08/15/47	663	510,191
4.35%, 08/15/48(a)	825	627,019
		3,468,064
Passenger Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2024-1, Class A, 5.88%, 08/15/38	517	514,636
Series 2024-1, Class AA, 5.45%, 08/15/38	658	656,545
		1,171,181
Personal Care Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	448,336
3.70%, 08/01/47	445	331,542
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	310,859
4.38%, 06/15/45	475	385,023
4.15%, 03/15/47	763	586,642
3.13%, 12/01/49	591	374,070
5.15%, 05/15/53(a)	505	437,963
Haleon U.S. Capital LLC, 4.00%, 03/24/52	900	667,937
Kenvue, Inc.
5.10%, 03/22/43	580	530,963
5.05%, 03/22/53(a)	1,750	1,517,953
5.20%, 03/22/63	750	645,146
Procter & Gamble Co.(a)
5.55%, 03/05/37	650	677,334
3.55%, 03/25/40	563	467,380
3.50%, 10/25/47	250	186,123
3.60%, 03/25/50	504	373,602
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	504	295,192
		8,236,065
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.05%, 11/21/39	$3,787	$ 3,236,562
4.63%, 10/01/42	275	239,733
4.40%, 11/06/42	2,710	2,294,189
5.35%, 03/15/44	575	540,306
4.85%, 06/15/44	1,036	910,127
4.75%, 03/15/45	752	647,808
4.70%, 05/14/45	2,698	2,310,251
4.45%, 05/14/46	1,961	1,610,083
4.88%, 11/14/48	2,204	1,892,139
4.25%, 11/21/49	5,981	4,655,763
5.40%, 03/15/54	2,890	2,645,565
5.60%, 03/15/55	830	781,333
5.55%, 03/15/56	890	830,595
5.50%, 03/15/64	1,440	1,308,977
5.65%, 03/15/66	1,085	1,009,128
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,088,206
4.00%, 09/18/42	800	653,585
4.38%, 11/16/45	462	386,655
4.38%, 08/17/48	546	448,265
2.13%, 08/06/50	998	525,387
3.00%, 05/28/51(a)	925	585,121
Becton Dickinson & Co.
4.69%, 12/15/44	200	169,540
4.67%, 06/06/47	705	591,045
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	1,919,103
2.35%, 11/13/40	1,125	766,793
3.55%, 03/15/42	1,440	1,103,908
3.25%, 08/01/42	500	365,032
5.50%, 02/22/44	240	229,547
4.50%, 03/01/44	250	209,996
4.63%, 05/15/44	750	641,322
5.00%, 08/15/45	775	685,492
4.35%, 11/15/47	1,360	1,083,272
4.55%, 02/20/48	1,142	932,862
4.25%, 10/26/49	3,476	2,688,857
2.55%, 11/13/50	1,739	966,559
3.70%, 03/15/52	2,093	1,453,727
6.25%, 11/15/53(a)	500	508,677
5.55%, 02/22/54	2,565	2,384,923
3.90%, 03/15/62	914	623,496
6.40%, 11/15/63(a)	100	105,198
5.65%, 02/22/64(a)	300	279,402
Cardinal Health, Inc.
4.60%, 03/15/43	200	167,962
4.50%, 11/15/44	500	406,177
4.90%, 09/15/45	470	403,078
4.37%, 06/15/47	813	642,315
5.75%, 11/15/54	500	473,641
Cencora, Inc.
4.25%, 03/01/45	538	430,369
4.30%, 12/15/47	363	286,019
5.65%, 02/13/56(a)	515	484,521
CVS Health Corp.
4.78%, 03/25/38	4,773	4,359,334
6.13%, 09/15/39(a)	340	345,203
4.13%, 04/01/40	610	505,936
2.70%, 08/21/40	500	346,719
5.30%, 12/05/43	700	627,863
6.00%, 06/01/44	625	604,089
5.13%, 07/20/45	3,306	2,874,016
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.05%, 03/25/48	$7,792	$ 6,586,202
4.25%, 04/01/50(a)	521	390,231
5.63%, 02/21/53	1,275	1,148,326
5.88%, 06/01/53(a)	1,040	967,409
6.05%, 06/01/54(a)	825	785,983
6.20%, 09/15/55(a)	1,200	1,168,818
6.00%, 06/01/63(a)	1,015	941,298
6.25%, 09/15/65	660	634,049
Eli Lilly & Co.
5.55%, 03/15/37	400	409,502
3.70%, 03/01/45	529	400,153
3.95%, 05/15/47	550	425,701
3.95%, 03/15/49	900	682,272
2.25%, 05/15/50	1,775	957,373
4.88%, 02/27/53	1,310	1,125,182
5.00%, 02/09/54	1,660	1,451,224
5.05%, 08/14/54	1,250	1,099,402
5.50%, 02/12/55(a)	1,315	1,236,521
5.55%, 10/15/55(a)	505	478,545
5.60%, 05/20/56	1,730	1,648,628
4.15%, 03/15/59	1,025	760,624
2.50%, 09/15/60	1,696	860,974
4.95%, 02/27/63	965	810,726
5.10%, 02/09/64	1,375	1,186,076
5.20%, 08/14/64	630	551,774
5.60%, 02/12/65	545	509,891
5.65%, 10/15/65	1,120	1,059,499
5.70%, 05/20/66	850	807,192
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,526	2,715,394
4.20%, 03/18/43	396	327,326
Johnson & Johnson
3.63%, 03/03/37	1,113	978,340
5.95%, 08/15/37	825	885,160
3.40%, 01/15/38(a)	1,025	870,155
5.85%, 07/15/38	700	742,112
2.10%, 09/01/40(a)	976	662,365
4.50%, 09/01/40	391	360,539
4.85%, 05/15/41	550	523,063
4.50%, 12/05/43(a)	620	551,492
3.70%, 03/01/46	1,913	1,467,922
3.75%, 03/03/47	1,150	872,946
3.50%, 01/15/48	736	532,312
2.25%, 09/01/50(a)	1,125	616,758
5.25%, 06/01/54(a)	1,020	973,568
2.45%, 09/01/60(a)	1,193	607,639
Mead Johnson Nutrition Co., 4.60%, 06/01/44	463	394,078
Merck & Co., Inc.
6.55%, 09/15/37	330	365,021
3.90%, 03/07/39	963	823,449
2.35%, 06/24/40	1,359	939,059
3.60%, 09/15/42	650	498,573
4.15%, 05/18/43	1,095	893,319
4.90%, 05/17/44	600	531,169
3.70%, 02/10/45	1,951	1,465,031
5.50%, 03/15/46	690	651,950
5.75%, 05/22/46	450	437,515
4.00%, 03/07/49	1,854	1,395,375
2.45%, 06/24/50	979	542,494
2.75%, 12/10/51	1,721	997,327
5.00%, 05/17/53	1,320	1,141,640
5.70%, 09/15/55	1,175	1,119,978

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
5.55%, 12/04/55	$1,375	$ 1,282,724
5.85%, 05/22/56	1,000	974,336
2.90%, 12/10/61	1,704	922,847
5.15%, 05/17/63	1,015	872,296
5.70%, 12/04/65	925	866,116
Merck Sharp & Dohme LLC, 5.75%, 11/15/36	500	525,319
Mylan, Inc.
5.40%, 11/29/43	538	457,028
5.20%, 04/15/48	599	479,818
Novartis Capital Corp.
3.70%, 09/21/42	550	434,284
4.40%, 05/06/44	1,636	1,379,116
5.20%, 11/05/45	425	390,383
4.00%, 11/20/45(a)	1,220	965,098
5.60%, 03/18/46	960	928,416
2.75%, 08/14/50	1,385	829,805
4.70%, 09/18/54	645	538,194
5.30%, 11/05/55(a)	575	526,995
5.70%, 03/18/56	2,200	2,128,071
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,750	2,510,278
5.30%, 05/19/53	6,105	5,477,314
5.34%, 05/19/63	4,075	3,558,146
Pfizer, Inc.
4.00%, 12/15/36(a)	863	774,597
4.10%, 09/15/38	829	731,345
3.90%, 03/15/39	813	690,083
7.20%, 03/15/39	2,166	2,476,870
2.55%, 05/28/40	1,159	814,577
5.60%, 09/15/40	400	397,797
4.30%, 06/15/43	963	796,021
4.40%, 05/15/44	813	682,758
4.13%, 12/15/46	1,243	974,894
4.20%, 09/15/48	1,313	1,020,921
4.00%, 03/15/49	1,279	959,508
2.70%, 05/28/50(a)	1,160	682,115
5.60%, 11/15/55(a)	600	569,202
5.70%, 11/15/65	500	465,054
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,491	1,093,379
5.65%, 07/05/44	650	620,978
3.18%, 07/09/50	2,108	1,332,023
5.65%, 07/05/54	600	559,728
3.38%, 07/09/60	1,278	775,384
5.80%, 07/05/64(a)	400	374,729
Takeda U.S. Financing, Inc., 5.90%, 07/07/55(a)	650	627,439
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	783	636,685
Viatris, Inc.
3.85%, 06/22/40	1,429	1,092,852
4.00%, 06/22/50	1,643	1,090,219
Wyeth LLC, 5.95%, 04/01/37	1,563	1,624,004
Zoetis, Inc.
4.70%, 02/01/43	1,004	866,115
3.95%, 09/12/47	513	384,324
4.45%, 08/20/48	263	210,986
3.00%, 05/15/50	579	358,355
		165,961,941
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	250	160,119
Security	Par (000)	Value
Residential REITs (continued)
American Homes 4 Rent LP (continued)
4.30%, 04/15/52	$250	$ 187,569
AvalonBay Communities, Inc.
3.90%, 10/15/46	463	349,028
4.15%, 07/01/47	400	311,459
4.35%, 04/15/48(a)	200	159,347
Camden Property Trust, 3.35%, 11/01/49(a)	250	167,091
ERP Operating LP
4.50%, 07/01/44	772	649,026
4.50%, 06/01/45	363	301,489
4.00%, 08/01/47(a)	150	115,251
Essex Portfolio LP
4.50%, 03/15/48	275	218,447
2.65%, 09/01/50	329	186,072
Mid-America Apartments LP, 2.88%, 09/15/51(a)	459	275,684
NNN REIT, Inc.
4.80%, 10/15/48(a)	200	166,691
3.10%, 04/15/50	429	267,245
3.50%, 04/15/51	350	235,217
3.00%, 04/15/52	528	316,625
Realty Income Corp.
4.65%, 03/15/47	500	420,703
5.38%, 09/01/54(a)	455	418,777
		4,905,840
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	657,227
4.75%, 03/15/42	526	465,996
4.25%, 10/01/44	283	229,223
4.25%, 11/30/46	488	386,412
3.25%, 09/13/49(a)	1,541	1,008,597
3.80%, 07/15/50(a)	1,129	809,627
5.85%, 03/08/53	600	580,580
6.65%, 01/15/54(a)	215	230,038
		4,367,700
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	480	368,166
Analog Devices, Inc.
2.80%, 10/01/41	551	384,396
5.30%, 12/15/45	300	274,512
2.95%, 10/01/51	1,250	754,877
5.30%, 04/01/54	350	315,331
Applied Materials, Inc.
5.85%, 06/15/41	525	526,523
4.35%, 04/01/47	820	666,280
2.75%, 06/01/50(a)	613	367,139
Broadcom, Inc.
3.50%, 02/15/41	3,266	2,461,394
3.75%, 02/15/51	1,935	1,301,430
5.70%, 01/15/56	1,460	1,304,549
Intel Corp.
4.60%, 03/25/40	725	624,129
2.80%, 08/12/41	757	505,600
4.80%, 10/01/41	740	632,229
4.25%, 12/15/42	500	391,591
5.63%, 02/10/43	980	903,380
4.90%, 07/29/45	750	610,822
4.10%, 05/19/46	1,273	927,016
4.10%, 05/11/47	1,313	943,329
3.73%, 12/08/47	2,009	1,361,822
3.25%, 11/15/49	1,875	1,143,878
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
4.75%, 03/25/50	$2,456	$ 1,910,780
3.05%, 08/12/51	1,250	728,218
4.90%, 08/05/52	1,775	1,398,011
5.70%, 02/10/53	1,585	1,406,722
5.60%, 02/21/54	735	642,665
6.13%, 05/15/56	1,555	1,457,185
3.10%, 02/15/60(a)	913	481,487
4.95%, 03/25/60	854	659,891
3.20%, 08/12/61	775	416,470
5.05%, 08/05/62	725	559,476
5.90%, 02/10/63	1,100	977,337
6.20%, 05/15/66	1,175	1,081,375
KLA Corp.
5.00%, 03/15/49	275	237,480
3.30%, 03/01/50	686	447,884
4.95%, 07/15/52(a)	1,620	1,382,607
5.25%, 07/15/62	770	666,651
Lam Research Corp.
4.88%, 03/15/49	854	734,516
2.88%, 06/15/50	754	454,985
3.13%, 06/15/60	625	361,425
Micron Technology, Inc.
3.37%, 11/01/41	463	343,467
3.48%, 11/01/51	613	404,925
NVIDIA Corp.
3.50%, 04/01/40(a)	888	704,750
5.55%, 06/15/46	4,225	3,899,678
3.50%, 04/01/50(a)	1,818	1,227,630
5.63%, 06/15/56(a)	4,225	3,822,085
3.70%, 04/01/60(a)	443	290,838
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	1,013	731,986
3.13%, 02/15/42	563	391,502
3.25%, 11/30/51	1,175	730,935
QUALCOMM, Inc.
4.80%, 05/20/45	1,470	1,240,852
4.30%, 05/20/47	1,493	1,156,568
3.25%, 05/20/50	910	574,351
4.50%, 05/20/52	817	634,214
6.00%, 05/20/53	1,170	1,130,700
Texas Instruments, Inc.
3.88%, 03/15/39	1,079	913,721
4.15%, 05/15/48	1,479	1,150,298
2.70%, 09/15/51	375	213,835
4.10%, 08/16/52	345	258,190
5.00%, 03/14/53	795	683,793
5.15%, 02/08/54(a)	575	508,489
5.05%, 05/18/63	1,350	1,129,828
TSMC Arizona Corp.
3.13%, 10/25/41	916	717,894
3.25%, 10/25/51	1,650	1,173,410
4.50%, 04/22/52	1,080	950,206
		57,757,703
Software — 3.1%
Intuit, Inc., 5.50%, 09/15/53(a)	1,310	1,123,116
Microsoft Corp.
3.45%, 08/08/36(a)	1,692	1,462,486
4.10%, 02/06/37(a)	950	868,083
5.30%, 02/08/41(a)	750	739,814
3.50%, 11/15/42(a)	500	382,535
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
3.75%, 02/12/45	$200	$ 151,823
4.45%, 11/03/45(a)	1,000	831,666
3.70%, 08/08/46	1,629	1,206,569
4.25%, 02/06/47(a)	1,150	922,528
4.50%, 06/15/47	450	371,269
2.53%, 06/01/50	6,111	3,426,432
2.50%, 09/15/50(a)	1,860	1,029,228
2.92%, 03/17/52	5,777	3,453,522
4.00%, 02/12/55(a)	425	309,152
3.95%, 08/08/56	400	284,009
4.50%, 02/06/57	1,309	1,032,543
2.68%, 06/01/60(a)	3,908	2,011,442
3.04%, 03/17/62(a)	1,940	1,087,590
Oracle Corp.
3.80%, 11/15/37	1,570	1,184,075
6.50%, 04/15/38(a)	1,200	1,145,638
6.13%, 07/08/39	813	742,707
3.60%, 04/01/40	3,009	2,082,182
5.38%, 07/15/40	2,429	2,030,177
3.65%, 03/25/41(a)	2,560	1,733,951
4.50%, 07/08/44	913	637,394
4.13%, 05/15/45	1,676	1,101,935
5.88%, 09/26/45	2,140	1,758,579
6.55%, 02/04/46	4,000	3,549,731
4.00%, 07/15/46	2,891	1,835,809
4.00%, 11/15/47	2,118	1,329,439
3.60%, 04/01/50(a)	4,369	2,503,462
3.95%, 03/25/51	2,984	1,813,516
6.90%, 11/09/52	1,950	1,755,375
5.55%, 02/06/53	2,375	1,783,181
5.38%, 09/27/54	1,555	1,134,455
4.38%, 05/15/55(a)	1,111	696,361
6.00%, 08/03/55	1,400	1,123,012
5.95%, 09/26/55	3,155	2,507,823
6.70%, 02/04/56(a)	4,650	4,104,583
3.85%, 04/01/60	4,191	2,346,006
4.10%, 03/25/61(a)	1,500	876,042
5.50%, 09/27/64	1,275	916,318
6.13%, 08/03/65	850	672,785
6.10%, 09/26/65	1,905	1,496,519
6.85%, 02/04/66(a)	3,000	2,636,215
Salesforce, Inc.
2.70%, 07/15/41	1,279	838,221
6.40%, 03/15/46	1,400	1,347,061
2.90%, 07/15/51	1,973	1,082,836
6.55%, 03/15/56	3,500	3,342,462
3.05%, 07/15/61	1,320	689,672
6.70%, 03/15/66(a)	1,160	1,110,643
ServiceNow, Inc., Series ., 6.30%, 05/15/56	645	620,785
Synopsys, Inc., 5.70%, 04/01/55	2,050	1,880,544
		77,103,301
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	800	726,382
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	680	470,767
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.
2.38%, 02/08/41	1,500	1,027,881
3.85%, 05/04/43	3,325	2,640,484
4.45%, 05/06/44(a)	913	776,933

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.45%, 02/09/45	$1,269	$ 922,158
4.38%, 05/13/45	1,413	1,172,082
4.65%, 02/23/46	4,092	3,513,535
3.85%, 08/04/46	1,820	1,378,871
4.25%, 02/09/47	1,163	932,659
3.75%, 09/12/47	1,250	919,062
3.75%, 11/13/47	1,186	874,653
2.95%, 09/11/49	1,586	986,392
2.65%, 05/11/50(a)	2,144	1,243,702
2.40%, 08/20/50	1,473	804,902
2.65%, 02/08/51	2,386	1,369,180
2.70%, 08/05/51	2,065	1,192,416
3.95%, 08/08/52(a)	1,850	1,359,225
4.85%, 05/10/53	1,280	1,119,319
2.55%, 08/20/60(a)	1,589	802,804
2.80%, 02/08/61	2,473	1,327,126
2.85%, 08/05/61(a)	1,105	598,236
4.10%, 08/08/62	1,150	828,608
Dell International LLC/EMC Corp.
5.25%, 02/15/37	925	887,277
3.38%, 12/15/41	1,429	1,046,946
8.35%, 07/15/46	360	436,722
3.45%, 12/15/51(a)	1,253	820,951
Dell, Inc., 6.50%, 04/15/38	229	239,213
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	1,445	1,418,273
5.60%, 10/15/54	1,515	1,318,779
HP, Inc., 6.00%, 09/15/41(a)	988	971,944
		32,930,333
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,129	871,854
3.63%, 05/01/43	500	378,947
3.88%, 11/01/45(a)	938	713,061
3.38%, 11/01/46	468	324,262
3.38%, 03/27/50(a)	1,425	954,054
		3,242,178
Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,643	1,621,471
3.40%, 02/04/41	1,529	1,132,950
4.25%, 08/09/42	950	752,950
4.50%, 05/02/43	829	672,453
5.38%, 01/31/44(a)	1,544	1,384,647
3.88%, 09/16/46	1,836	1,308,759
5.95%, 02/14/49(a)	2,143	2,014,178
4.45%, 05/06/50	491	369,370
3.70%, 02/04/51	1,395	926,598
4.00%, 02/04/61	1,229	811,193
BAT Capital Corp.
4.39%, 08/15/37	2,666	2,383,077
3.73%, 09/25/40	500	395,599
7.08%, 08/02/43	550	592,820
4.54%, 08/15/47	2,345	1,856,011
4.76%, 09/06/49	1,070	860,834
5.28%, 04/02/50	463	399,511
3.98%, 09/25/50	400	283,021
5.65%, 03/16/52	904	817,694
7.08%, 08/02/53	1,000	1,081,977
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
6.25%, 08/15/55	$400	$ 392,005
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,813,928
4.38%, 11/15/41	795	676,053
4.50%, 03/20/42	460	392,568
3.88%, 08/21/42	713	561,365
4.13%, 03/04/43	971	784,606
4.88%, 11/15/43	988	868,977
4.25%, 11/10/44	1,350	1,091,879
Reynolds American, Inc.
7.25%, 06/15/37	400	447,994
6.15%, 09/15/43	397	390,706
5.85%, 08/15/45	2,350	2,227,502
		29,312,696
Transportation Infrastructure — 0.4%
FedEx Corp., 5.25%, 05/15/50(a)	700	620,274
United Parcel Service, Inc.
6.20%, 01/15/38	1,426	1,514,683
5.20%, 04/01/40(a)	429	414,092
4.88%, 11/15/40	600	553,097
3.63%, 10/01/42	463	354,186
3.40%, 11/15/46	1,067	736,994
3.75%, 11/15/47	1,105	799,031
4.25%, 03/15/49	579	448,051
3.40%, 09/01/49(a)	800	534,175
5.30%, 04/01/50(a)	879	796,114
5.05%, 03/03/53	1,100	946,765
5.50%, 05/22/54	1,125	1,033,666
5.95%, 05/14/55(a)	1,200	1,173,508
5.60%, 05/22/64(a)	525	480,908
6.05%, 05/14/65(a)	900	879,217
		11,284,761
Utilities — 0.3%
American Water Capital Corp.
6.59%, 10/15/37	800	871,625
4.30%, 12/01/42	425	353,202
4.30%, 09/01/45	393	316,783
4.00%, 12/01/46	280	212,636
3.75%, 09/01/47	713	518,093
4.20%, 09/01/48	575	441,523
4.15%, 06/01/49	513	390,563
3.45%, 05/01/50	550	369,055
3.25%, 06/01/51	745	475,545
5.45%, 03/01/54(a)	450	409,532
5.70%, 09/01/55	870	822,717
Essential Utilities, Inc.
4.28%, 05/01/49	350	267,423
3.35%, 04/15/50	629	406,422
5.30%, 05/01/52	479	420,454
		6,275,573
Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V.
6.13%, 11/15/37	425	436,354
6.13%, 03/30/40	1,875	1,906,529
4.38%, 07/16/42	671	558,711
4.38%, 04/22/49(a)	1,278	1,016,447
Orange SA
5.38%, 01/13/42	787	734,863
5.50%, 02/06/44	775	724,362
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
7.50%, 08/15/38	$225	$ 248,153
4.50%, 03/15/42	626	509,459
4.50%, 03/15/43(a)	800	644,348
5.45%, 10/01/43	550	491,846
5.00%, 03/15/44	788	672,435
4.30%, 02/15/48	986	741,025
3.70%, 11/15/49	539	372,129
4.55%, 03/15/52	2,198	1,652,283
T-Mobile USA, Inc.
4.38%, 04/15/40	2,211	1,865,254
3.00%, 02/15/41	2,359	1,661,161
4.50%, 04/15/50	2,550	1,924,620
3.30%, 02/15/51	3,400	2,067,920
3.40%, 10/15/52	2,659	1,621,795
5.65%, 01/15/53	1,850	1,628,440
5.75%, 01/15/54	1,150	1,027,575
6.00%, 06/15/54	1,030	950,714
5.50%, 01/15/55	1,065	915,891
5.25%, 06/15/55	700	579,243
5.88%, 11/15/55	1,075	974,326
5.70%, 01/15/56	1,100	970,466
5.85%, 02/15/56(a)	950	859,663
3.60%, 11/15/60	2,281	1,363,582
5.80%, 09/15/62(a)	700	616,017
Vodafone Group PLC
6.15%, 02/27/37	849	876,230
5.00%, 05/30/38	825	773,625
4.38%, 02/19/43	475	382,874
5.25%, 05/30/48(a)	1,250	1,073,728
4.88%, 06/19/49	1,093	887,909
4.25%, 09/17/50	667	488,451
5.63%, 02/10/53	875	772,023
5.75%, 06/28/54	1,925	1,733,688
6.10%, 06/18/56	1,350	1,260,949
5.13%, 06/19/59	250	207,704
5.75%, 02/10/63	600	527,363
5.88%, 06/28/64	1,125	1,000,780
		39,720,935
Total Corporate Bonds — 88.6% (Cost: $2,522,447,396)		2,234,550,783
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bonds
5.65%, 01/13/37	1,600	1,621,247
3.10%, 05/07/41	2,650	1,937,696
4.34%, 03/07/42	1,925	1,624,468
3.63%, 10/30/42	450	343,144
3.86%, 06/21/47(a)	1,175	878,775
3.50%, 01/25/50	2,353	1,610,975
4.00%, 01/31/52(a)	1,160	862,261
5.33%, 01/05/54(a)	1,670	1,518,658
3.10%, 01/22/61	2,032	1,191,249
3.25%, 09/21/71(a)	1,008	592,010
		12,180,483
Security	Par (000)	Value
Hungary — 0.1%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	$1,616	$ 1,858,892
Indonesia — 0.4%
Indonesia Government International Bonds
4.35%, 01/11/48(a)	1,716	1,319,451
5.35%, 02/11/49(a)	900	809,109
3.70%, 10/30/49	1,200	815,128
3.50%, 02/14/50	878	577,201
4.20%, 10/15/50	1,728	1,271,099
3.05%, 03/12/51	2,139	1,272,456
4.30%, 03/31/52	700	520,223
5.45%, 09/20/52(a)	525	471,016
5.65%, 01/11/53(a)	830	766,605
5.10%, 02/10/54	950	814,418
5.15%, 09/10/54	700	601,095
5.48%, 02/21/56(a)	400	367,338
3.20%, 09/23/61	800	451,950
4.45%, 04/15/70	1,200	872,498
3.35%, 03/12/71	400	224,381
		11,153,968
Israel — 0.4%
Israel Government International Bonds
Series 100Y, 4.50%, 04/03/2120	1,250	876,437
Series 30Y, 4.50%, 01/30/43	1,535	1,270,643
Series 30Y, 4.13%, 01/17/48	1,178	875,683
Series 30Y, 3.88%, 07/03/50	2,178	1,508,132
Series 30Y, 5.75%, 03/12/54	2,350	2,158,668
Series 30Y, 5.88%, 01/13/56(a)	1,500	1,398,248
State of Israel, Series 30Y, 3.38%, 01/15/50	1,778	1,131,342
		9,219,153
Italy — 0.1%
Republic of Italy Government International Bonds
Series 10Y, 4.00%, 10/17/49	2,458	1,796,348
Series 30Y, 3.88%, 05/06/51	1,978	1,399,111
		3,195,459
Mexico — 1.7%
Mexico Government International Bonds
6.88%, 05/13/37	4,070	4,171,262
6.25%, 08/27/37	2,000	1,952,591
6.63%, 01/29/38	2,725	2,719,658
6.13%, 02/09/38	3,880	3,718,479
6.05%, 01/11/40	2,656	2,504,075
4.28%, 08/14/41	2,832	2,151,959
4.75%, 03/08/44	3,672	2,843,462
5.55%, 01/21/45(a)	2,765	2,410,670
4.60%, 01/23/46	2,182	1,615,749
4.35%, 01/15/47(a)	1,097	771,691
4.60%, 02/10/48	1,722	1,243,874
4.50%, 01/31/50	1,629	1,147,161
5.00%, 04/27/51	2,310	1,735,375
4.40%, 02/12/52	2,075	1,410,617
6.34%, 05/04/53	2,564	2,286,128
6.40%, 05/07/54	2,500	2,239,668
7.38%, 05/13/55	2,215	2,240,503
6.75%, 02/09/56	3,405	3,177,041
3.77%, 05/24/61	3,210	1,823,081
5.75%, 10/12/2110	2,472	1,913,859
		44,076,903

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 0.5%
Panama Government International Bonds
5.66%, 02/23/38	$1,200	$ 1,163,580
8.00%, 03/01/38	1,100	1,258,671
4.50%, 05/15/47	1,150	905,419
4.50%, 04/16/50	1,968	1,498,197
4.30%, 04/29/53(a)	1,778	1,293,322
6.85%, 03/28/54(a)	1,550	1,594,819
4.50%, 04/01/56(a)	2,208	1,624,000
7.88%, 03/01/57	650	755,076
3.87%, 07/23/60	2,203	1,430,200
4.50%, 01/19/63	1,500	1,085,820
		12,609,104
Peru — 0.4%
Peruvian Government International Bonds
6.55%, 03/14/37	888	944,170
3.30%, 03/11/41	1,209	910,132
5.63%, 11/18/50(a)	2,435	2,267,773
3.55%, 03/10/51	1,600	1,067,505
5.88%, 08/08/54(a)	1,575	1,487,734
6.20%, 06/30/55	1,375	1,358,196
2.78%, 12/01/60	2,236	1,148,610
3.60%, 01/15/72	1,125	681,258
3.23%, 07/28/2121	1,188	613,570
		10,478,948
Philippines — 0.6%
Philippines Government International Bonds
5.00%, 01/13/37	1,328	1,258,008
3.95%, 01/20/40	1,850	1,523,672
3.70%, 03/01/41	1,926	1,503,435
3.70%, 02/02/42	1,903	1,456,329
2.95%, 05/05/45	1,278	819,045
2.65%, 12/10/45	1,710	1,029,429
3.20%, 07/06/46	2,310	1,512,617
4.20%, 03/29/47	1,100	843,347
5.95%, 10/13/47(a)	800	775,458
5.50%, 01/17/48	1,400	1,280,783
5.60%, 05/14/49	950	877,432
5.18%, 09/05/49	1,000	871,851
5.90%, 02/04/50	1,000	960,916
5.75%, 01/27/51	1,100	1,037,815
		15,750,137
Poland — 0.3%
Republic of Poland Government International Bonds
Series 30Y, 5.50%, 04/04/53	2,300	2,066,338
Series 30Y, 5.50%, 03/18/54	3,400	3,041,306
Series 30Y, 6.13%, 04/14/56	2,400	2,308,640
		7,416,284
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	603	425,927
Korea International Bonds
4.13%, 06/10/44	1,000	866,743
3.88%, 09/20/48(a)	545	441,006
		1,733,676
Supranational — 0.0%
Inter-American Development Bank
3.20%, 08/07/42	370	287,647
4.38%, 01/24/44(a)	325	290,571
		578,218
Security	Par (000)	Value
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	$1,385	$ 1,216,877
Uruguay Government International Bonds
5.44%, 02/14/37	1,810	1,802,814
4.13%, 11/20/45	850	705,053
5.10%, 06/18/50	3,781	3,350,018
4.98%, 04/20/55	2,924	2,503,567
		9,578,329
Total Foreign Agency Obligations — 5.5% (Cost: $156,630,360)		139,829,554
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	852,315
California — 1.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,224,127
Series S-1, 7.04%, 04/01/50	131	143,517
Series S-3, 6.91%, 10/01/50	540	582,164
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	535,658
California Health Facilities Financing Authority, RB, M/F Housing
Sustainability Bonds, 4.19%, 06/01/37	500	457,663
Sustainability Bonds, 4.35%, 06/01/41	500	443,681
California State University, RB
Series B, 5.18%, 11/01/53	495	452,160
Series E, 2.90%, 11/01/51	375	252,623
California State University, Refunding RB
Series B, 3.90%, 11/01/47(a)	200	159,318
Series B, 2.98%, 11/01/51	835	535,349
Series B, 2.72%, 11/01/52(a)	470	294,663
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	540	449,315
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	566,043
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	595	465,521
Series A, (AGM), 3.92%, 01/15/53	110	81,706
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	430	352,038
Series A-1, 3.71%, 06/01/41	910	689,238
Series A-1, 4.21%, 06/01/50	310	210,048
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	815	855,819
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	28,568
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	1,300	1,337,644
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	200	124,128
Series N, 3.26%, 05/15/60	490	294,964
Series N, 3.71%, 05/15/2120	1,400	836,067
Series Q, 4.56%, 05/15/53(a)	1,135	923,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	$255	$ 260,923
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	502,575
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	184,701
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,020	1,035,281
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	163,719
State of California, GO, BAB
7.55%, 04/01/39	3,115	3,587,158
7.30%, 10/01/39	2,390	2,661,849
7.35%, 11/01/39	1,020	1,139,858
7.63%, 03/01/40	1,230	1,413,710
7.60%, 11/01/40	1,525	1,779,264
State of California, Refunding GO
4.60%, 04/01/38(a)(f)	200	200,628
5.88%, 10/01/41(a)	400	408,172
5.20%, 03/01/43	465	440,854
University of California, RB
Series AD, 4.86%, 05/15/2112	225	176,474
Series AQ, 4.77%, 05/15/2115	433	335,391
		26,585,829
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	24,126
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	530	413,560
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	125	141,547
		555,107
Florida — 0.1%
County of Broward Florida Airport System Revenue, Refunding RB, Series C, 3.48%, 10/01/43	200	163,343
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	477,978
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	67,729
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	592,249
		1,301,299
Georgia — 0.1%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	975	1,010,995
6.66%, 04/01/57	791	821,362
7.06%, 04/01/57	146	156,805
		1,989,162
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	225	150,054
Illinois — 0.2%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	250	208,567
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, ARB(a) (continued)
Series C, Senior Lien, 4.57%, 01/01/54	$100	$ 81,572
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	940,225
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	380	414,386
Series B, 6.90%, 12/01/40	1,031	1,125,168
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	614	631,713
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	668,848
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	130,996
Series B, 3.59%, 01/01/43	320	267,851
Series B, 3.82%, 01/01/48	65	49,497
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	822,923
		5,341,746
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	555	387,190
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	290	190,767
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Series A-3, 5.20%, 12/01/39	595	592,032
Series A-4, 4.48%, 08/01/39	1,460	1,377,938
		1,969,970
Maryland — 0.0%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56	780	727,643
Sustainability Bonds, 5.94%, 05/31/57	180	176,313
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series D, 3.05%, 07/01/40	200	150,627
		1,054,583
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	225	146,644
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	570	565,536
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	668,696
		1,380,876
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,055	860,641
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	234,731
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	879,438
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	38,146
Series A, 4.45%, 04/01/2122	1,547	1,147,960
Series B, 2.44%, 04/01/40	625	454,253

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
University of Michigan, RB (continued)
Series B, 2.56%, 04/01/50(a)	$663	$ 389,267
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	600	486,612
		4,491,048
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	318	242,768
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	519,492
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	555	371,288
		890,780
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	86,074
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	378,941
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40(a)	1,025	1,097,150
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	1,320	1,470,619
Series F, 7.41%, 01/01/40	1,505	1,711,687
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119(a)	563	348,241
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	272,863
		4,900,560
New York — 0.7%
City of New York, GO
Series C-2, 4.61%, 09/01/37	206	191,943
Series D-2, 5.26%, 10/01/44	250	234,990
Series E-1, 5.56%, 10/01/45	295	283,819
Series E-1, 5.37%, 10/01/51(a)	325	297,695
Series H, 6.29%, 02/01/45	300	308,025
Series H, 5.94%, 02/01/55(a)	275	271,229
Sub-Series H-1, 5.65%, 02/01/46	820	786,649
Sub-Series H-1, 5.80%, 02/01/52	1,590	1,534,621
Sustainability Bonds, 5.26%, 10/01/52(a)	780	702,410
Series B-1, Sustainability Bonds, 5.83%, 10/01/53(a)	100	97,366
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	1,700	1,496,056
City of New York, GO, BAB
5.52%, 10/01/37	400	395,139
Series F-1, 6.27%, 12/01/37	415	428,981
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	750	757,968
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	394,051
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39	855	899,619
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	54,107
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	$125	$ 121,048
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	206,318
6.01%, 06/15/42	490	484,420
5.44%, 06/15/43	125	117,992
New York State Dormitory Authority, RB, Series B, 5.83%, 07/01/55	285	284,594
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	320	320,520
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	775	663,307
Series 20, 4.23%, 10/15/57	1,070	833,695
Series 215, 3.29%, 08/01/69	125	75,977
Series 225, 3.18%, 07/15/60	785	481,436
Series 229, 3.14%, 02/15/51	1,600	1,112,391
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,049,557
Series 168, 4.93%, 10/01/51	1,030	908,011
Series 181, 4.96%, 08/01/46(a)	110	100,377
Series 182, 5.31%, 08/01/46	25	23,565
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	1,565	1,258,278
United Nations Development Corp., RB, S/F Housing, Series A, 6.54%, 08/01/55	200	207,039
		17,383,193
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	38,315
Ohio — 0.1%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41(a)	525	610,865
Series B, 8.08%, 02/15/50	600	722,624
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38(g)	395	324,645
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	108,725
		1,766,859
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	268,696
Series A-2, 4.62%, 06/01/44	580	546,946
Series A-2, 4.85%, 02/01/45(a)	500	477,752
Series A-3, 5.09%, 02/01/52(a)	265	241,057
Series A-3, 4.71%, 05/01/52	215	190,712
		1,725,163
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	73,988
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	466,127
		540,115
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	228,238
Series A, 2.99%, 06/01/42	1,040	767,828
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	465	448,806
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	$400	$ 295,692
Series D, 2.84%, 09/01/50	95	61,403
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	586,722
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	66,267
		2,454,956
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	26,429
Texas — 0.6%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	1,505	1,403,603
City of Houston Texas, GOL, 3.96%, 03/01/47	205	170,598
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	167,773
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41(a)	1,155	1,158,374
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.47%, 02/01/45	85	82,204
Series A, 5.57%, 02/01/50(a)	815	778,829
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	402,520
Series B, 6.00%, 12/01/44(a)	450	446,711
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	297,671
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	245	264,327
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	550	431,189
Series A, 4.51%, 11/01/51	290	239,798
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	105,327
Series A, 3.14%, 11/01/45	190	138,519
Series C, 3.09%, 11/01/40	1,065	833,380
Series C, 2.92%, 11/01/50	720	479,657
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,490	984,346
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,226,858
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	613,254
State of Texas, GO, BAB
5.52%, 04/01/39	886	879,047
Series A, 4.68%, 04/01/40	1,000	942,331
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.17%, 04/01/41	1,550	1,534,994
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	$875	$ 671,973
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	543,451
		14,796,734
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	600	328,633
Series A, 3.23%, 09/01/2119	55	29,643
Series B, 2.58%, 11/01/51	215	123,392
		481,668
Total Municipal Bonds — 3.7% (Cost: $106,252,700)		91,986,627
Total Long-Term Investments — 97.8% (Cost: $2,785,330,456)		2,466,366,964

	Shares
Short-Term Securities
Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(h)(i)(j)	288,117,831	288,204,266
Total Short-Term Securities — 11.4% (Cost: $288,161,738)		288,204,266
Total Investments — 109.2% (Cost: $3,073,492,194)		2,754,571,230
Liabilities in Excess of Other Assets — (9.2)%		(232,026,199)
Net Assets — 100.0%		$ 2,522,545,031

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 176,746,731	$ 111,509,158 (a)	$ —	$ (26,841)	$ (24,782)	$ 288,204,266	288,117,831	$ 963,023 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,234,550,783	$ —	$ 2,234,550,783
Foreign Agency Obligations	—	139,829,554	—	139,829,554
Municipal Bonds	—	91,986,627	—	91,986,627
Short-Term Securities
Money Market Funds	288,204,266	—	—	288,204,266
	$288,204,266	$2,466,366,964	$—	$2,754,571,230

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
Portfolio Abbreviation (continued)
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S/F	Single-Family
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Long Credit Bond Index Fund

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate